ISI
   INTERNATIONAL STRATEGY & INVESTMENT



                                 ANNUAL REPORT

                                OCTOBER 31, 2002

                             ---------------------


                                      ISI
                                  TOTAL RETURN
                                  US TREASURY
                                  FUND SHARES

                                      ISI
                               MANAGED MUNICIPAL
                                  FUND SHARES

                                      ISI
                                 NORTH AMERICAN
                                GOVERNMENT BOND
                                  FUND SHARES

                                      ISI
                                    STRATEGY
                                  FUND SHARES

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment Advisor's Report..................................................  1

Management Discussion & Analysis.............................................  2

Performance Comparisons......................................................  4

Schedules of Investments.....................................................  8

Statements of Assets and Liabilities......................................... 28

Statements of Operations..................................................... 30

Statements of Changes in Net Asset........................................... 33

Financial Highlights......................................................... 39

Notes to Financial Statements................................................ 43

Reports of Independent Auditors.............................................. 48

Fund Directors and Officers.................................................. 50

Notice to Shareholders....................................................... 53

INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the ISI Funds. Effective October 31, 2002, North American Government Bond Fund, Inc. changed its fiscal year end from March 31 to October 31 and ISI Strategy Fund, Inc. changed its fiscal year end from May 31 to October 31. This report is the first one where the four Funds are consolidated into one report. This report covers the reporting period ended October 31, 2002 and includes commentary from the funds' portfolio managers, a complete list of holdings and the financial statements.

Stocks recorded negative returns for the last year and were up slightly over the last five years. For example, the Wilshire 5000 Index was -13.41% for the last year and averaged +0.11% for the past five years. By contrast, US Treasuries and top quality municipals were up for the same time frames. The Lehman Brothers Treasury Index was +6.28% for the past year with an average annual return of +7.75% for the last five years. The Lehman Brothers Municipal State GO Index was +5.94% and +6.07% for the same periods. The following is a summary of fund performance during the reporting period. These figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges. During the period ended October 31, 2002, Total Return US Treasury Fund, Inc. and North American Government Bond Fund, Inc. continued their policy of paying dividends, at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains, long-term capital gains and return of capital.

TOTAL RETURN US TREASURY FUND, INC. is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury. For the reporting period, the Fund produced a one-year total return of +5.78% and a five-year average annual total return of +7.31%. From its inception on August 10, 1988 through October 31, 2002, the Fund has posted a cumulative total return of +208.04%, which translates into an average annual total return of +8.22%. The Fund's net assets totaled $262.9 million at the end of the reporting period.

MANAGED MUNICIPAL FUND, INC. seeks to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax. For the reporting period, the Fund produced a one-year total return of +5.11% and a five-year average annual total return of +5.34%. From its inception on February 26, 1990 through October 31, 2002, the Fund has posted a cumulative total return of +119.59%, which translates into an average annual total return of +6.40%. The Fund's net assets totaled $103.2 million at the end of the reporting period.

NORTH AMERICAN GOVERNMENT BOND FUND, INC. pursues a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the 12-month period ended October 31, 2002, the Fund produced a one-year total return of 4.22% and a five year average annual total return of +7.51%. From its inception on January 15, 1993 through October 31, 2002, the Fund has posted a cumulative total return of +86.13%, which translates into an average annual total return of +6.55%. The Fund's net assets totaled $257.5 million at the end of the reporting period.

ISI STRATEGY FUND, INC. has an investment objective of maximizing total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities. For the 12-month period ended October 31, 2002, the Fund produced a one-year total return of -7.90% and a five-year average annual total return of +1.94%. From its inception on September 16, 1997 through October 31, 2002, the Fund has posted a cumulative total return of +8.41%, which translates into an average annual total return of +1.59%. The Fund's net assets totaled $19.9 million at the end of the reporting period.

MANAGEMENT DISCUSSION & ANALYSIS
--------------------------------------------------------------------------------


TOTAL RETURN US TREASURY FUND, INC.
-----------------------------------

Total Return US Treasury Fund, Inc. is a US Treasury-oriented active maturity management fund. ISI's economic outlook for key bond market factors such as inflation, growth, and market sentiment form the basis for the portfolio activity. The last year saw significant yield changes in the Treasury benchmark 10-year note. (Please see graph below). As rates rose between October 2001 and December 2001, the Fund's maturity was reduced from 11.2 years to 9.5 years. This helped the Fund as yields rose, meaning bond prices fell. When rates hit their highest levels over the last year, March and April 2002, the Fund's average maturity was extended, reaching 12.7 years in April 2002. ISI's economic research anticipated a declining interest rate trend ahead. As bonds rallied, we cut back the Fund's maturity by the end of October 2002. The average maturity was back down to 9.9 years. The performance of the Fund was influenced by these actions. The annual total return was +5.78%.

                           10 YEAR US TREASURY YIELD

EDGAR Representation of Graph:

Oct 4.232 Nov 4.752 Dec 5.051 Jan 5.033 Feb 4.877 Mar 5.396 Apr 5.087 May 5.045 Jun 4.799 Jul 4.461 Aug 4.143 Sep 3.596 Oct 3.894
              4.756     5.113     5.014     4.833     5.4       5.122     5.022     4.823     4.587     4.139     3.66      3.963
              4.925     5.065     4.942     4.927     5.341     5.056     5.063     4.744     4.563     4.214     3.766     3.94
              4.919     5.199     5.073     4.849     5.343     5.095     5.13      4.819     4.384     4.283     3.749     4.087
              5.015     5.136     5.07      4.831     5.408     5.113     5.138     4.829     4.382     4.226     3.646     4.093
              4.987     5.136     5.008     4.853     5.404     5.163     5.145     4.768     4.487     4.235     3.696     4.117
              4.966     5.084     5.029     4.889     5.365     5.178     5.15      4.791     4.408     4.319     3.787     4.233
              5.013     5.03      4.919     4.873     5.406     5.198     5.115     4.728     4.446     4.201     3.778     4.26
              4.863     5.047     4.892     4.863     5.286     5.198     5.15      4.835     4.521     4.149     3.843     4.253
              4.798     5.121     4.894     4.875     5.3       5.233     5.2       4.846     4.608     4.286     3.819     4.107
              4.843     5.186     4.925     4.945     5.327     5.192     5.253     4.799     4.684     4.326     3.914     4.202
              4.762     5.188     4.839     4.987     5.409     5.138     5.169     4.901     4.682     4.182     3.907     4.05
              4.539     5.073     4.835     4.975     5.279     5.156     5.246     4.964     4.628     4.121     3.962     3.995
              4.378     5.005     4.876     4.907     5.31      5.206     5.278     4.975     4.574     4.087     4.06      3.787
              4.303     5.051     4.866     4.879     5.32      5.233     5.223     5.028     4.638     4.217     3.996     3.78
              4.303     5.098     4.979     4.939     5.325     5.202     5.118     5.068     4.614     4.257     4.06      3.658
              4.286     5.167     5.051     4.923     5.227     5.262     5.164     4.977     4.727     4.396     4.013     3.569
              4.178     5.013     5.08      4.894     5.052     5.206     5.218     5.049     4.796     4.306     3.927     3.635
              4.256     4.893     5.049     4.902     5.001     5.258     5.056     5.028     4.856     4.333     3.963     3.615
              4.296     4.66      5.128     4.985     4.999     5.278     5.066     4.999     4.764     4.21      3.965     3.666
              4.358     4.687     5.111               4.981     5.341     5.056               4.766     4.292     4.135     3.685
              4.24                5.16                          5.426     5.095               4.727     4.391               3.669
                                  5.032                                   5.06                4.782                         3.717

              2001                                                          2002

Source: Bloomberg

MANAGED MUNICIPAL FUND, INC.
----------------------------

Managed Municipal Fund, Inc. is a top quality (AAA & AA rated bonds) national tax-free bond fund where active maturity management is a part of the mandate. Of importance is the percentage of Treasury yield for top quality municipals. In October 2002, 10-year AAA General Obligation municipals were 98% of the yield of US Treasuries*. The percentage of Treasury yield for the same municipal index for October 2001 was 93.6%*. Both readings are extremely high, meaning tax free yields were more attractive than in many years. Please see the table below for a comparison of the percentages over the last 5 years.

                           10 YEAR AAA GO INDEX YIELD
                       AS A % OF US TREASURY 10-YEAR YIELD
                      (AS OF THE END OF OCTOBER EACH YEAR)*

YEAR         2002     2001     2000     1999     1998
----         ----     ----     ----     ----     ----
PERCENTAGE   98.0     93.6     82.4     83.8     91.5
----------
*Source:  Bloomberg

In this environment, maintaining a fully invested portfolio was of great importance because of the attractive yield available on Municipals versus Treasuries. As a result, we maintain only a small percentage of the portfolio in reserves, preferring to remain fully invested. Over the year, the short-term investment sector averaged 5.3% of the portfolio. The total return for the Fund was +5.11% over the last year.

MANAGEMENT DISCUSSION & ANALYSIS (CONCLUDED)
--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND, INC.
-----------------------------------------

North American Government Bond Fund, Inc. actively manages both the Fund's maturity and the asset allocation among the US, Canada and Mexico. The management of the average maturity of the entire Fund is primarily accomplished through moving the Treasury section's maturity. Please refer to the graph of Treasury yields on the previous page. The Fund's average maturity was cut back as Treasury yields rose between October 2001 and December 2001. The average maturity was reduced from 9.3 years to 7.4 years. By April 2002, the average maturity was back out to 10.7 years. As the Treasury rally continued, the Fund's duration was cut back again and at the end of October it was 8.6 years. The activity was based on ISI's interest rate research and outlook for the upcoming trend of interest rates. We also manage the mix of assets. In October 2001, the portion in Mexico was 13.9%, while Canada was 3.0%. In general, we have maintained the Fund's weighting in non-US assets during this year. As of October 31, 2002, Mexico represented 14.6% of the Fund, while Canada was 2.3%. Over the last 12-month period, the Fund's total return was +4.22%.


ISI STRATEGY FUND, INC.
-----------------------

ISI Strategy Fund,  Inc. has three active  management  facets.  The Fund can (1)
move the asset mix between stocks, bonds and cash; (2) modify the sector and individual positions in the equity portfolio, compared to the Wilshire 5000 Index; and (3) adjust the bond section's average maturity. During the past year, the portfolio's average percentage weighting in equities was slightly above 70% of the whole portfolio. The high weighting in stocks had an adverse effect on performance because the Wilshire 5000 Index performance for the last 12-months was -13.41%, while the Lehman Brothers Treasury Index was +6.28%. The equity sector relative to the Wilshire 5000 Index generally had a modest tilt toward value stocks and small capitalization stocks. This helped performance relative to the stock index, but the sector's performance was negative for the 12-month period. The bond portfolio's average maturity was 12.3 years in October 2001 and was reduced to 10.5 years by December 2001. By April 2002, the average maturity was lengthened to 11.3 years. At the end of October 2002, the portfolio's average maturity was 11.1 years. The total return for the last 12-months, -7.90%, was most influenced by the high weighting in stocks, and that was a negative to performance.

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND - ISI SHARES, LEHMAN BROTHERS TREASURY INDEX, LEHMAN BROTHERS LONG-TERM TREASURY INDEX AND LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX: GROWTH OF A $10,000 INVESTMENT (FOR 10-YEARS ENDED OCTOBER 31,
2002)

               ISI Total     Lehman Brothers                     Lehman
               Return US       Intermediate   Lehman Brothers    Long Term
             Treasury Fund   Treasury Index   Treasury Index   Treasury Index
10/31/92         9,703           10,000           10,000           10,000
11/30/92         9,690            9,957            9,980           10,038
12/31/92         9,863           10,088           10,149           10,313
 1/31/93        10,115           10,278           10,367           10,607
 2/28/93        10,402           10,431           10,575           10,962
 3/31/93        10,411           10,469           10,610           10,989
 4/30/93        10,517           10,552           10,694           11,074
 5/31/93        10,517           10,521           10,680           11,110
 6/30/93        10,859           10,676           10,919           11,579
 7/31/93        10,957           10,696           10,984           11,766
 8/31/93        11,283           10,858           11,228           12,239
 9/30/93        11,343           10,902           11,272           12,282
10/31/93        11,383           10,928           11,314           12,370
11/30/93        11,172           10,873           11,190           12,054
12/31/93        11,279           10,918           11,234           12,092
 1/31/94        11,390           11,026           11,388           12,382
 2/28/94        11,118           10,872           11,144           11,874
 3/31/94        10,844           10,715           10,894           11,353
 4/30/94        10,747           10,646           10,809           11,218
 5/31/94        10,717           10,654           10,795           11,144
 6/30/94        10,664           10,656           10,771           11,039
 7/31/94        10,894           10,794           10,968           11,412
 8/31/94        10,874           10,826           10,970           11,329
 9/30/94        10,683           10,737           10,816           10,972
10/31/94        10,675           10,740           10,809           10,934
11/30/94        10,667           10,691           10,788           10,998
12/31/94        10,826           10,725           10,854           11,168
 1/31/95        10,967           10,899           11,055           11,454
 2/28/95        11,206           11,108           11,290           11,779
 3/31/95        11,257           11,169           11,361           11,881
 4/30/95        11,404           11,298           11,510           12,092
 5/31/95        12,030           11,616           11,975           13,020
 6/30/95        12,130           11,693           12,070           13,172
 7/31/95        12,013           11,698           12,025           12,962
 8/31/95        12,187           11,793           12,164           13,249
 9/30/95        12,337           11,871           12,281           13,493
10/31/95        12,599           12,003           12,471           13,870
11/30/95        12,838           12,150           12,664           14,217
12/31/95        13,090           12,272           12,845           14,595
 1/31/96        13,106           12,377           12,926           14,596
 2/29/96        12,674           12,245           12,662           13,890
 3/31/96        12,475           12,185           12,552           13,614
 4/30/96        12,326           12,149           12,476           13,386
 5/31/96        12,291           12,143           12,452           13,317
 6/30/96        12,476           12,264           12,610           13,600
 7/31/96        12,493           12,301           12,639           13,605
 8/31/96        12,392           12,317           12,613           13,435
 9/30/96        12,645           12,474           12,820           13,806
10/31/96        13,032           12,678           13,102           14,349
11/30/96        13,380           12,830           13,329           14,828
12/31/96        13,118           12,761           13,192           14,468
 1/31/97        13,068           12,808           13,205           14,365
 2/28/97        13,059           12,827           13,221           14,371
 3/31/97        12,860           12,751           13,078           14,003
 4/30/97        13,054           12,894           13,266           14,341
 5/31/97        13,182           12,995           13,381           14,502
 6/30/97        13,379           13,105           13,530           14,782
 7/31/97        13,937           13,350           13,918           15,650
 8/31/97        13,677           13,297           13,777           15,215
 9/30/97        13,919           13,441           13,986           15,634
10/31/97        14,204           13,599           14,230           16,160
11/30/97        14,308           13,631           14,304           16,375
12/31/97        14,511           13,742           14,455           16,650
 1/31/98        14,730           13,927           14,676           16,988
 2/28/98        14,662           13,908           14,632           16,866
 3/31/98        14,695           13,950           14,672           16,901
 4/30/98        14,729           14,016           14,738           16,964
 5/31/98        14,938           14,113           14,891           17,288
 6/30/98        15,177           14,208           15,062           17,690
 7/31/98        15,152           14,264           15,086           17,616
 8/31/98        15,749           14,545           15,496           18,411
 9/30/98        16,201           14,896           15,928           19,085
10/31/98        15,981           14,926           15,877           18,797
11/30/98        16,090           14,871           15,873           18,941
12/31/98        16,078           14,927           15,904           18,901
 1/31/99        16,176           14,992           15,997           19,071
 2/28/99        15,618           14,774           15,588           18,134
 3/31/99        15,623           14,872           15,648           18,092
 4/30/99        15,675           14,913           15,685           18,117
 5/31/99        15,489           14,818           15,539           17,832
 6/30/99        15,382           14,845           15,506           17,644
 7/31/99        15,323           14,859           15,493           17,559
 8/31/99        15,263           14,889           15,496           17,490
 9/30/99        15,382           15,005           15,614           17,620
10/31/99        15,370           15,025           15,631           17,631
11/30/99        15,293           15,031           15,601           17,511
12/31/99        15,166           14,989           15,498           17,249
 1/31/00        15,337           14,948           15,538           17,495
 2/29/00        15,659           15,064           15,772           18,023
 3/31/00        16,068           15,256           16,085           18,640
 4/30/00        16,022           15,246           16,034           18,490
 5/31/00        15,976           15,310           16,059           18,423
 6/30/00        16,238           15,531           16,329           18,822
 7/31/00        16,449           15,636           14,881           19,146
 8/31/00        16,748           15,798           16,740           19,583
 9/30/00        16,614           15,920           16,753           19,345
10/31/00        16,829           16,025           16,917           19,648
11/30/00        17,203           16,257           17,263           20,268
12/31/00        17,562           16,527           17,593           20,745
 1/31/01        17,602           16,722           17,736           20,781
 2/28/01        17,858           16,877           17,950           21,136
 3/31/01        17,809           17,011           18,008           21,030
 4/30/01        17,454           16,943           17,784           20,458
 5/31/01        17,496           17,013           17,839           20,484
 6/30/01        17,556           17,074           17,935           20,660
 7/31/01        18,075           17,384           18,383           21,429
 8/31/01        18,376           17,534           18,626           21,887
 9/30/01        18,511           17,897           18,922           22,050
10/31/01        19,113           18,169           19,446           23,134
11/30/01        18,482           17,963           18,964           22,034
12/31/01        18,299           17,876           18,780           21,619
 1/31/02        18,418           17,926           18,882           21,828
 2/28/02        18,538           18,074           19,076           22,153
 3/31/02        18,103           17,797           18,618           21,258
 4/30/02        18,571           18,115           19,081           22,065
 5/31/02        18,653           18,240           19,188           22,134
 6/30/02        18,968           18,462           19,458           22,532
 7/31/02        19,441           18,831           19,919           23,227
 8/31/02        20,013           19,028           20,350           24,241
 9/30/02        20,549           19,393           20,899           25,251
10/31/02        20,217           19,358           20,668           24,526

Total Return US Treasury Fund - ISI Shares: $20,217      Lehman Brothers Treasury Index: $20,668

Lehman Long-Term Treasury Index: $24,526                Lehman Brothers Intermediate Treasury Index: $19,358

------------------------------------------------------------------------------------------------------------------------------
                                Cumulative Total Returns With Load                Average Annual Total Returns With Load
Periods Ended                                                      Since                                            Since
October 31, 2002             1 Year  3 Years  5 Years  10 Years  Inception 2  1 Year  3 Years  5 Years  10 Years  Inception 2
------------------------------------------------------------------------------------------------------------------------------
Total Return US Treasury
  Fund - ISI Shares          2.56%   27.58%   38.07%   102.17%     198.18%    2.56%    8.46%    6.66%     7.29%     7.98%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Treasury Index 3           6.28%   32.22%   45.24%   106.68%     222.53%    6.28%    9.76%    7.75%     7.53%     8.62%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Long-Term
  Treasury Index             6.02%   39.10%   51.76%   145.25%     306.92%    6.02%   11.63%    8.70%     9.39%    10.41%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Treasury Index 3           6.55%   28.84%   42.35%    93.58%     195.56%    6.55%    8.81%    7.32%     6.83%     7.95%
------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund s maximum 3.00% sales charge. Distribution of the Fund s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund s weighted average maturity is approximately 9.9 years.
2 The Fund s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3 The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND - ISI SHARES, LEHMAN BROTHERS PREREFUNDED MUNICIPAL BOND INDEX, CONSUMER PRICE INDEX AND LEHMAN BROTHERS GENERAL OBLIGATION INDEX: GROWTH OF A $10,000 INVESTMENT (FOR 10-YEARS ENDED OCTOBER 31, 2002)

              Managed    Lehman Brothers Lehman Brothers
             Municipal      General        Prerefunded   Consumer
            Fund Shares    Obligation     Municipal Bond  Price
            - ISI Shares     Index            Index       Index
10/31/92        9699         10000            10000       10000
                9927         10181            10076       10010
               10028         10297            10141       10000
               10116         10429            10289       10050
               10501         10781            10536       10090
               10346         10660            10423       10120
               10482         10754            10476       10151
               10521         10810            10497       10161
               10736         10979            10690       10171
               10677         10998            10664       10171
               10953         11217            10865       10202
               11112         11336            10986       10222
10/31/93       11091         11349            11032       10263
               10962         11273            10898       10273
               11171         11506            11104       10273
               11324         11640            11218       10304
               10942         11327            10990       10335
               10537         10910            10756       10366
               10573         11028            10785       10376
               10693         11114            10823       10387
               10604         11046            10821       10418
               10776         11220            10964       10449
               10803         11268            11036       10491
               10587         11110            10955       10522
10/31/94       10371         10950            10866       10533
               10176         10778            10711       10543
               10470         10969            10876       10543
               10789         11229            11037       10586
               11151         11525            11302       10628
               11233         11681            11381       10660
               11195         11689            11441       10692
               11628         12037            11704       10713
               11468         11955            11733       10735
               11584         12094            11859       10735
               11690         12248            11938       10767
               11740         12326            11937       10788
10/31/95       11970         12467            12013       10821
               12179         12642            12145       10810
               12331         12742            12218       10799
               12417         12866            12356       10864
               12285         12807            12312       10896
               12051         12664            12190       10951
               12000         12620            12196       10995
               11959         12600            12195       11017
               12105         12727            12244       11028
               12252         12848            12357       11050
               12198         12847            12354       11072
               12369         13005            12468       11105
10/31/96       12529         13157            12565       11138
               12749         13402            12719       11161
               12666         13348            12689       11161
               12666         13384            12735       11194
               12756         13506            12836       11228
               12581         13332            12696       11261
               12684         13436            12738       11273
               12873         13636            12919       11261
               13014         13783            13005       11273
               13402         14140            13225       11284
               13211         14014            13162       11307
               13391         14174            13275       11329
10/31/97       13459         14252            13327       11352
               13516         14319            13357       11340
               13730         14522            13472       11329
               13869         14672            13590       11352
               13837         14684            13627       11375
               13844         14697            13624       11397
               13761         14619            13582       11420
               14012         14860            13751       11443
               14044         14914            13800       11454
               14064         14949            13852       11466
               14318         15186            14001       11477
               14495         15389            14116       11489
10/31/98       14475         15392            14169       11512
               14508         15443            14213       11512
               14561         15492            14237       11500
               14734         15696            14391       11523
               14634         15615            14391       11535
               14614         15622            14388       11569
               14661         15665            14430       11650
               14512         15578            14378       11650
               14282         15349            14253       11650
               14336         15410            14339       11685
               14186         15319            14339       11709
               14117         15333            14384       11767
10/31/99       13952         15200            14370       11791
               14132         15354            14441       11802
               14007         15258            14401       11802
               13909         15201            14420       11826
               14133         15353            14477       11897
               14485         15662            14602       11992
               14344         15582            14593       12004
               14245         15500            14593       12016
               14657         15898            14804       12088
               14871         16108            14936       12113
               15071         16338            15068       12125
               14942         16255            15055       12185
10/31/00       15130         16426            15148       12210
               15275         16540            15225       12222
               15726         16931            15438       12210
               15799         17115            15657       12283
               15858         17167            15714       12332
               15975         17318            15827       12357
               15739         17138            15754       12406
               15902         17311            15905       12468
               16021         17419            15989       12493
               16245         17666            16144       12456
               16500         17953            16341       12456
               16395         17913            16403       12518
10/31/01       16606         18096            16549       12480
               16455         17936            16437       12455
               16348         17793            16366       12406
               16563         18085            16605       12430
               16763         18305            16784       12480
               16423         17956            16444       12555
               16703         18326            16758       12630
               16827         18426            16863       12630
               16953         18633            17033       12643
               17157         18863            17218       12656
               17393         19078            17366       12693
               17756         19464            17616       12719
10/31/02       17455         19149            17410       12744



Managed Municipal Fund - ISI Shares: $17,455    Lehman Brothers Prerefunded Municipal
                                                Bond Index: $17,410

Consumer Price Index: $12,744                   Lehman Brothers General Obligation Index:
                                                $19,149



------------------------------------------------------------------------------------------------------------------------------
                                Cumulative Total Returns With Load                Average Annual Total Returns With Load
Periods Ended                                                      Since                                            Since
October 31, 2002             1 Year  3 Years  5 Years  10 Years  Inception 2  1 Year  3 Years  5 Years  10 Years  Inception 2
------------------------------------------------------------------------------------------------------------------------------
Managed Municipal
  Fund - ISI Shares          1.95%   21.39%   25.84%   74.55%      112.98%    1.95%    6.67%    4.70%     5.73%     6.15%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Prerefunded
  Municipal Bond Index 3     5.20%   21.16%   30.64%   74.10%      117.84%    5.20%    6.61%    5.49%     5.70%     6.34%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers General
  Obligation Index 3         5.82%   25.98%   34.37%   91.49%      139.71%    5.82%    8.00%    6.09%     6.71%     7.14%
------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index 4       2.12%    8.09%   12.27%   27.44%       41.73%    2.12%    2.63%    2.34%     2.45%     2.79%
------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3 The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance.
4    The Consumer  Price Index is a widely used measure of inflation.
     Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - ISI SHARES, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX, CONSUMER PRICE INDEX AND LEHMAN BROTHERS EMERGING AMERICAS
INDEX: MEXICO SECTION GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION 2)

                ISI        Lehman Emerging
           North American  Americas Index: Lehman Intermediate Consumer Price
           Government Bond Mexico Section    Treasury Index        Index
 1/16/93        9,699         10,000            10,000            10,000
 1/31/93        9,690         10,000            10,000            10,000
 2/28/93        9,893         10,149            10,035            10,339
 3/31/93        9,911         10,186            10,070            10,568
 4/30/93        9,966         10,266            10,098            10,574
 5/31/93       10,023         10,236            10,112            10,767
 6/30/93       10,220         10,387            10,126            10,933
 7/31/93       10,397         10,407            10,126            11,122
 8/31/93       10,607         10,564            10,154            11,405
 9/30/93       10,599         10,607            10,175            11,349
10/31/93       10,734         10,632            10,217            12,002
11/30/93       10,633         10,579            10,224            12,135
12/31/93       10,742         10,623            10,224            12,700
 1/31/94       10,924         10,728            10,252            12,628
 2/28/94       10,624         10,578            10,288            11,855
 3/31/94       10,185         10,425            10,323            11,359
 4/30/94       10,196         10,358            10,337            11,095
 5/31/94       10,121         10,366            10,344            11,527
 6/30/94       10,034         10,368            10,379            11,157
 7/31/94       10,133         10,503            10,407            11,465
 8/31/94       10,309         10,533            10,449            11,767
 9/30/94       10,265         10,447            10,477            11,651
10/31/94       10,199         10,450            10,484            11,588
11/30/94       10,221         10,402            10,498            11,693
12/31/94        9,383         10,436            10,498            10,310
 1/31/95        9,270         10,605            10,540             9,842
 2/28/95        9,488         10,807            10,582             9,107
 3/31/95        9,338         10,867            10,617             8,819
 4/30/95        9,652         10,992            10,652             9,981
 5/31/95       10,062         11,302            10,673            10,476
 6/30/95       10,192         11,377            10,694            11,125
 7/31/95       10,179         11,382            10,694            11,492
 8/31/95       10,335         11,474            10,722            11,619
 9/30/95       10,480         11,550            10,743            11,736
10/31/95       10,529         11,679            10,778            11,428
11/30/95       10,652         11,822            10,771            11,766
12/31/95       10,849         11,940            10,764            12,404
 1/31/96       10,936         12,043            10,828            13,051
 2/29/96       10,586         11,914            10,863            12,532
 3/31/96       10,550         11,855            10,919            12,885
 4/30/96       10,525         11,821            10,961            13,354
 5/31/96       10,576         11,815            10,982            13,239
 6/30/96       10,705         11,932            10,989            13,445
 7/31/96       10,771         11,969            11,010            13,477
 8/31/96       10,795         11,984            11,031            13,950
 9/30/96       11,071         12,137            11,066            14,422
10/31/96       11,402         12,336            11,101            14,474
11/30/96       11,735         12,483            11,122            14,994
12/31/96       11,521         12,416            11,122            15,130
 1/31/97       11,521         12,462            11,157            15,657
 2/28/97       11,534         12,480            11,192            15,927
 3/31/97       11,383         12,407            11,220            15,299
 4/30/97       11,536         12,546            11,234            15,684
 5/31/97       11,688         12,643            11,227            16,250
 6/30/97       11,856         12,750            11,241            16,597
 7/31/97       12,393         12,989            11,255            17,342
 8/31/97       12,195         12,937            11,276            17,193
 9/30/97       12,452         13,078            11,304            17,674
10/31/97       12,567         13,232            11,332            16,864
11/30/97       12,683         13,262            11,325            17,290
12/31/97       12,903         13,371            11,311            17,651
 1/31/98       13,020         13,550            11,332            18,025
 2/28/98       12,991         13,532            11,353            18,186
 3/31/98       13,051         13,573            11,374            18,330
 4/30/98       13,111         13,637            11,396            18,381
 5/31/98       13,186         13,732            11,417            18,220
 6/30/98       13,339         13,824            11,431            18,133
 7/31/98       13,354         13,878            11,445            18,307
 8/31/98       13,585         14,152            11,459            15,428
 9/30/98       13,912         14,494            11,473            15,950
10/31/98       13,818         14,523            11,501            16,495
11/30/98       13,944         14,469            11,501            17,575
12/31/98       13,991         14,524            11,494            17,525
 1/31/99       14,040         14,587            11,522            17,337
 2/28/99       13,714         14,374            11,536            17,425
 3/31/99       13,830         14,470            11,571            18,237
 4/30/99       13,945         14,510            11,655            18,808
 5/31/99       13,712         14,418            11,655            17,989
 6/30/99       13,729         14,444            11,655            18,234
 7/31/99       13,712         14,458            11,690            18,040
 8/31/99       13,696         14,487            11,718            18,228
 9/30/99       13,799         14,600            11,774            18,659
10/31/99       13,782         14,618            11,795            19,006
11/30/99       13,817         14,625            11,802            19,551
12/31/99       13,764         14,584            11,802            20,061
 1/31/00       13,870         14,544            11,837            19,913
 2/29/00       14,155         14,657            11,907            20,850
 3/31/00       14,496         14,844            12,006            21,401
 4/30/00       14,423         14,834            12,013            21,108
 5/31/00       14,405         14,896            12,027            20,697
 6/30/00       14,570         15,111            12,090            21,510
 7/31/00       14,810         15,213            12,118            22,032
 8/31/00       15,052         15,371            12,118            22,585
 9/30/00       14,995         15,490            12,181            22,638
10/31/00       15,109         15,592            12,202            22,414
11/30/00       15,433         15,818            12,209            22,754
12/31/00       15,702         16,081            12,202            23,091
 1/31/01       15,780         16,271            12,279            23,522
 2/28/01       15,975         16,421            12,328            23,356
 3/31/01       16,053         16,551            12,356            23,451
 4/30/01       15,934         16,485            12,405            23,590
 5/31/01       16,033         16,553            12,466            24,133
 6/30/01       16,133         16,613            12,482            24,612
 7/31/01       16,477         16,914            12,447            24,665
 8/31/01       16,722         17,060            12,447            25,168
 9/30/01       16,744         17,413            12,503            24,538
10/31/01       17,323         17,678            12,461            25,509
11/30/01       16,886         17,477            12,440            25,627
12/31/01       16,780         17,393            12,391            25,976
 1/31/02       16,886         17,441            12,419            26,390
 2/28/02       17,013         17,585            12,468            27,203
 3/31/02       16,756         17,316            12,539            26,794
 4/30/02       16,993         17,626            12,547            27,407
 5/31/02       17,015         17,747            12,547            27,422
 6/30/02       17,143         17,963            12,548            26,982
 7/31/02       17,469         18,322            12,549            26,681
 8/31/02       17,930         18,514            12,553            27,804
 9/30/02       18,238         18,869            12,556            27,752
10/31/02       18,054         18,835            12,807            28,321

ISI North American Government Bond - ISI Shares: $18,054        Lehman Intermediate Treasury Index: $18,835

Consumer Price Index: $12,581                                   Lehman Emerging Americas Index: Mexico Section: $28,321




----------------------------------------------------------------------------------------------------------------
                                      Cumulative Total Returns                 Average Annual Total Returns
                                            With Load                                   With Load
Periods Ended                                                Since                                    Since
October 31, 2002                 1 Year  3 Years  5 Years  Inception 2  1 Year  3 Years  5 Years    Inception 2
----------------------------------------------------------------------------------------------------------------
North American Government
  Bond Fund - ISI Shares          1.08%  27.01%   39.34%     80.54%      1.08%   8.30%    6.86%        6.22%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Treasury Index 3                6.55%  28.84%   42.35%     88.35%      6.55%   8.81%    7.32%        6.71%
----------------------------------------------------------------------------------------------------------------
Consumer Price Index 4            2.12%   8.09%   12.27%     25.82%      2.12%   2.63%    2.34%        2.38%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
  Americas Index: Mexico Section 11.02%  49.01%   67.94%    183.21%     11.02%  14.22%   10.92%       11.27%
----------------------------------------------------------------------------------------------------------------

1 Past Performance is not indicative of future results. Investment return and principal will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
3 The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector.
4    The Consumer Price Index is a widely used measure of inflation.
5 Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The performance information in the graph and table above is quoted in US dollars.
     Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

STRATEGY FUND - ISI SHARES, LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE, CONSUMER PRICE INDEX AND WILSHIRE 5000 STOCK INDEX: GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION 2)

               ISI                    LIPPER FLEXIBLE
          STRATEGY FUND WILSHIRE 5000 PORTFOLIO FUNDS CONSUMER PRICE
           - ISI SHARES  STOCK INDEX      AVERAGE         INDEX
09/30/97       9,570       10,000         10,000          10,000
10/31/97       9,408        9,667          9,768          10,025
11/30/97       9,618        9,983          9,913          10,019
12/31/97       9,781       10,168         10,039          10,006
01/31/98       9,867       10,223         10,107          10,025
02/28/98      10,299       10,967         10,569          10,043
03/31/98      10,645       11,516         10,921          10,062
04/30/98      10,712       11,653         11,016          10,081
05/31/98      10,596       11,343         10,884          10,099
06/30/98      10,875       11,741         11,099          10,112
07/31/98      10,720       11,483         10,970          10,124
08/31/98       9,839        9,695          9,877          10,136
09/30/98      10,323       10,328         10,260          10,149
10/31/98      10,722       11,097         10,716          10,174
11/30/98      11,164       11,796         11,130          10,174
12/31/98      11,596       12,550         11,571          10,167
01/31/99      11,894       13,012         11,804          10,192
02/28/99      11,457       12,540         11,467          10,205
03/31/99      11,755       13,024         11,779          10,236
04/30/99      12,113       13,648         12,134          10,310
05/31/99      11,884       13,350         11,921          10,310
06/30/99      12,253       14,041         12,315          10,310
07/31/99      11,962       13,590         12,121          10,341
08/31/99      11,862       13,464         12,043          10,366
09/30/99      11,682       13,112         11,920          10,416
10/31/99      12,094       13,946         12,281          10,434
11/30/99      12,305       14,413         12,542          10,440
12/31/99      12,755       15,507         13,162          10,440
01/31/00      12,456       14,864         12,810          10,471
02/29/00      12,672       15,196         13,065          10,534
03/31/00      13,292       16,099         13,639          10,620
04/30/00      12,857       15,260         13,296          10,627
05/31/00      12,608       14,727         13,088          10,639
06/30/00      12,981       15,377         13,409          10,695
07/31/00      12,898       15,063         13,297          10,720
08/31/00      13,524       16,157         13,898          10,720
09/30/00      13,086       15,403         13,525          10,775
10/31/00      13,003       15,076         13,418          10,794
11/30/00      12,300       13,576         12,846          10,800
12/31/00      12,541       13,818         13,136          10,794
01/31/01      12,863       14,347         13,372          10,862
02/28/01      12,151       12,986         12,680          10,906
03/31/01      11,684       12,112         12,152          10,931
04/30/01      12,111       13,109         12,723          10,974
05/31/01      12,189       13,239         12,791          11,028
06/30/01      12,066       13,018         12,573          11,042
07/31/01      12,072       12,803         12,520          11,011
08/31/01      11,634       12,028         12,088          11,011
09/30/01      10,938       10,947         11,400          11,061
10/31/01      11,242       11,226         11,615          11,024
11/30/01      11,693       12,084         12,093          11,005
12/31/01      11,823       12,301         12,189          10,961
01/31/02      11,721       12,149         12,034          10,983
02/28/02      11,585       11,899         11,911          11,027
03/31/02      11,902       12,420         12,213          11,093
04/30/02      11,634       11,813         11,913          11,160
05/31/02      11,588       11,674         11,857          11,160
06/30/02      11,022       10,854         11,286          11,171
07/31/02      10,456        9,978         10,697          11,182
08/31/02      10,581       10,036         10,792          11,216
09/30/02       9,887        9,029         10,111          11,238
10/31/02      10,354        9,720         10,540          11,260

ISI Strategy Fund - ISI Shares: $10,354         Lipper Flexible Portfolio Funds Average: $10,540

Consumer Price Index: $11,260                   Wilshire 5000 stock Index: $9,720

----------------------------------------------------------------------------------------------------------------
                                      Cumulative Total Returns                 Average Annual Total Returns
                                            With Load                                   With Load
Periods Ended                                                Since                                    Since
October 31, 2002                 1 Year  3 Years  5 Years  Inception 2  1 Year  3 Years  5 Years    Inception 2
----------------------------------------------------------------------------------------------------------------
ISI Strategy Fund - ISI Shares   -11.96% -16.94%   6.81%      3.54%     -11.96%  -6.48%   1.01%        0.68%
----------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index 3            -13.41% -30.30%   0.55%     -2.80%     -13.41% -11.34%   0.11%       -0.56%
----------------------------------------------------------------------------------------------------------------
Consumer Price Index 4             2.12%   8.09%  12.27%     12.60%       2.12%   2.63%   2.34%        2.36%
----------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio Funds
  Average 5                       -9.25% -14.17%   7.91%      5.40%      -9.25%  -4.97%   1.53%        1.04%
----------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 4.45% sales charge. Effective November 1, 2002 the Fund's maximum sales charge changed from 4.45% to 3.00%. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3 The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the US equity market.
4    The Consumer Price Index is a widely used measure of inflation.
5 Lipper figures represent the average total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated.
     Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

TOTAL RETURN US TREASURY FUND, INC.
---------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                                      OCTOBER 31, 2002
                                               INTEREST   MATURITY       PAR        MARKET
SECURITY                                         RATE       DATE        VALUE       VALUE
---------------------------------------------------------------------------------------------
US TREASURY SECURITIES-82.58%
US Treasury Bond                               10.375%    11/15/12  $35,250,000  $47,296,274
US Treasury Bond                                8.875%     2/15/19   10,800,000   15,711,469
US Treasury Bond                                7.250%     8/15/22   69,450,000   88,722,375
US Treasury Bond                                7.125%     2/15/23    6,200,000    7,833,313
US Treasury Note                                5.500%     1/31/03   57,000,000   57,570,000
                                                                                ------------
   TOTAL US TREASURY SECURITIES
      (COST $210,066,455).....................................................   217,133,431
                                                                                ------------

ZERO COUPON US TREASURY BONDS (STRIPS)-4.37%
US Treasury STRIPs 1                            4.900% 2   8/15/15    5,000,000    2,692,587
US Treasury STRIPs 1                            5.190% 2   5/15/17   18,500,000    8,780,977

   TOTAL ZERO COUPON US TREASURY BONDS (STRIPS)
      (COST $10,640,915)......................................................    11,473,564
                                                                                ------------

REPURCHASE AGREEMENT-11.79%

   GOLDMAN SACHS & CO.,
    Dated 10/31/02, 1.84%, principal and interest in the amount of $31,002,585 due 11/01/02, collateralized by US Treasury Bills, par value of $31,817,000,
    due 4/3/03 with a market value of $31,621,103                                 31,001,000
                                                                                ------------

   TOTAL REPURCHASE AGREEMENT
      (COST $31,001,000)......................................................    31,001,000
                                                                                ------------

TOTAL INVESTMENTS-98.74%
      (COST $251,708,370).....................................................  $259,607,995
OTHER ASSETS IN EXCESS OF LIABILITIES-1.26%...................................     3,319,513
NET ASSETS-100%...............................................................  $262,927,508
                                                                                ============
---------------------------------------------------------------------------------------------
1    Includes principal of underlying security only.
2    Yield as of October 31, 2002.


8                      See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002
                                             RATING*
                                            (MOODY'S/     PAR         MARKET
 ISSUER                                        S&P)      VALUE        VALUE
--------------------------------------------------------------------------------
 MUNICIPAL BONDS-91.48%

 GENERAL OBLIGATIONS-62.50%
 Arlington County, VA,
    5.000%, 10/1/14......................... Aaa/AAA   $2,000,000  $  2,131,100
 Charlotte, NC,
    5.000%, 2/1/19.......................... Aaa/AAA    2,300,000     2,384,019
 Chesterfield County, VA:
    5.625%, 1/15/14......................... Aaa/AAA    1,350,000     1,494,882
    5.000%, 1/15/20......................... Aaa/AAA    1,000,000     1,027,700
 Dallas, TX,
    5.000%, 2/15/10......................... Aaa/AAA    1,750,000     1,867,040
 Delaware State, Series A:
    5.125%, 4/1/16.......................... Aaa/AAA    2,150,000     2,345,478
    5.500%, 4/1/19.......................... Aaa/AAA    2,500,000     2,834,525
 Dupage County, IL, Jail Project,
     5.600%, 1/1/21......................... Aaa/AAA    1,600,000     1,778,688
 Franklin County, OH,
    5.450%, 12/1/09......................... Aaa/AAA    1,500,000     1,582,560
 Georgia State,
    5.000%, 7/1/19.......................... Aaa/AAA    5,000,000     5,177,450
 Georgia State, Series D,
    5.000%, 10/1/17......................... Aaa/AAA    1,850,000     1,936,044
 Guilford County, NC,
    5.250%, 10/1/16......................... Aa1/AAA    3,000,000     3,298,230
 King County, WA,
    5.000%, 12/1/17......................... Aa1/AA+    2,565,000     2,634,332
 Minneapolis, MN Ref- Series B,
    5.200%, 3/1/13.......................... Aa1/AAA    3,200,000     3,411,360
 Minnesota State:
    5.000%, 11/1/14......................... Aaa/AAA    2,500,000     2,652,275
    5.500%, 6/1/18.......................... Aaa/AAA    2,000,000     2,143,140
 Missouri State Series A,
    5.000%, 6/1/23.......................... Aaa/AAA    2,000,000     2,014,440
 Missouri State, Forth Street Building, Series A,
     4.130%, 10/1/19........................ Aaa/AAA    2,000,000     1,889,100
 Montgomery County, MD,
    5.000%, 2/1/22.......................... Aaa/AAA    2,750,000     2,809,180
 North Carolina Public School Building,
    4.600%, 4/1/17.......................... Aa1/AAA    5,000,000     5,138,049
 Portland, OR, Metro Open Spaces Progressive, Series A,
    5.250%, 9/1/07.......................... Aa1/AA+    1,500,000    1,570,530


                       See Notes to Financial Statements.                      9

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002
                                             RATING*
                                            (MOODY'S/     PAR         MARKET
 ISSUER                                        S&P)      VALUE        VALUE
--------------------------------------------------------------------------------
 South Carolina State Highway, Series B:
    5.000%, 4/1/19.......................... Aaa/AAA   $1,000,000  $  1,038,000
    5.650%, 7/1/21.......................... Aaa/AAA    1,260,000     1,346,159
 South Carolina State, State Institutional Series A,
    5.300%, 3/1/17.......................... Aaa/AAA    1,700,000     1,818,439
 Spring Branch Texas Independent School District,
    5.125%, 2/1/26.......................... Aaa/AAA    2,000,000     2,018,180
 Tennessee State:
    5.500%, 3/1/09.......................... Aa2/AA     1,535,000     1,656,357
    5.550%, 3/1/10.......................... Aa2/AA     1,000,000     1,080,200
 Virginia State,
    5.250%, 6/1/16.......................... Aaa/AAA    1,320,000     1,417,786
 Washington State, Series E,
    5.000%, 7/1/22.......................... Aa1/AA+    2,000,000     2,004,820
                                                                   ------------
                                                                     64,500,063
                                                                   ------------

OTHER REVENUE-10.88%
 Charlotte NC Water & Sewer System Revenue,
    5.250%, 6/1/24.......................... Aa1/AAA    1,600,000     1,806,256
 Fairfax County, VA, Water Authority Water Revenue,
    5.000%, 4/1/27.......................... Aa1/AAA    3,500,000     3,540,494
 Gwinett County, GA Water & Sewer Authority:
    5.300%, 8/1/20.......................... Aaa/AAA    1,250,000     1,333,263
    5.250%, 8/1/24.......................... Aaa/AAA    1,500,000     1,551,960
 Texas Water Development Board Revenue,
    4.750%, 7/15/20......................... Aaa/AAA    3,000,000     2,996,220
                                                                   ------------
                                                                     11,228,193
                                                                   ------------
PREREFUNDED ISSUES-10.46%
 Arlington Texas School District,
    5.750%, 2/15/21......................... Aaa/NR     3,535,000     3,830,420
 Cary,  NC,
    5.000%, 3/1/18.......................... Aaa/AAA    2,000,000     2,107,800
 Chicago Ill Metropolitan Water Reclamation District-
    Greater Chicago Capital Improvement,
    6.300%, 12/1/09......................... Aaa/AA+    1,000,000     1,127,300
 Indianapolis, IN, Public Improvement Board Revenue,
    6.000%, 1/10/18......................... Aaa/AAA    1,500,000     1,539,645
 Texas State,
    6.000%, 10/1/14......................... Aaa/AAA    2,000,000     2,186,280
                                                                   ------------
                                                                     10,791,445
                                                                   ------------


10                     See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC. (CONCLUDED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002
                                             RATING*
                                            (MOODY'S/     PAR         MARKET
 ISSUER                                        S&P)      VALUE        VALUE
--------------------------------------------------------------------------------
 TRANSPORTATION REVENUE-7.64%
 Florida State Board of Education,  Public Education Capital Outlay,
    5.125%, 6/1/21.......................... Aa2/AA+   $1,000,000  $  1,028,980
 Florida Transportation,
    5.180%, 7/1/18.......................... Aa2/AAA    2,000,000     2,214,200
 Kansas Transportation:
    5.400%, 3/1/09.......................... Aa2/AA+    2,000,000     2,064,820
    5.400%, 3/1/09.......................... Aa2/AA+    2,500,000     2,576,750
                                                                   ------------
                                                                      7,884,750
                                                                   ------------

        TOTAL MUNICIPAL BONDS
         (COST $88,534,167).......................................   94,404,451
                                                                   ------------

 REPURCHASE AGREEMENT-7.55%
        GOLDMAN SACHS & CO.,
 Dated 10/31/02, 1.84%, principal and interest in the amount of
 $7,788,398 due 11/01/02, collateralized by US Treasury Bond, par value of $5,425,000, due 4/3/03 with a market value of
 $7,944,956                                                           7,788,000
                                                                   ------------
        TOTAL REPURCHASE AGREEMENT
        (COST $7,788,000).........................................    7,788,000
                                                                   ------------
 TOTAL INVESTMENTS-99.03%
        (COST $96,322,167)........................................  102,192,451
                                                                   ------------
  OTHER ASSETS IN EXCESS OF LIABILITIES-0.97%.....................    1,005,495
  NET ASSETS-100%................................................. $103,197,946
                                                                   ============

 *The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2002.
 The ratings shown are not audited.

 Moody's Municipal Bond Ratings:

  Aaa Judged to be of the best quality Aa Judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2, or 3, which denote a high, medium or low ranking within the rating.
  NR   Not Rated

 S&P Municipal Bond Ratings:

  AAA  Of the highest quality.
  AA The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  NR   Not Rated.


                       See Notes to Financial Statements.                     11

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002

                               INTEREST   MATURITY   PAR/NOMINAL     MARKET
 SECURITY                        RATE       DATE       VALUE 1       VALUE
--------------------------------------------------------------------------------
 CANADIAN SECURITIES-2.26%
 Canadian Government Bond       6.00%      6/01/11  C  8,500,000   $  5,821,319
   TOTAL CANADIAN SECURITIES
     (COST $5,532,861)............................................    5,821,319

 MEXICAN SECURITIES-14.59%
 Mexican Bono                  14.000%      9/2/04  P149,125,300     15,663,558
 Mexican Bono                  14.500%     5/12/05     8,922,700        965,108
 Mexican Cetes 2                8.850% 3  12/26/02    65,549,050      6,378,419
 Mexican Cetes 2                9.350% 3   4/16/03    28,228,950      2,671,357
 Mexican Cetes 2                9.850% 3   6/12/03    59,108,200      5,519,308
 United Mexican States          9.875%      2/1/10  $  5,500,000      6,380,954
                                                                   ------------
   TOTAL MEXICAN SECURITIES
     (COST $38,935,360)...........................................   37,578,704
                                                                   ------------
 US SECURITIES-69.23%
 US Treasury Bond              10.375%    11/15/12  $ 16,500,000     22,138,682
 US Treasury Bond               9.875%    11/15/15     4,500,000      6,886,406
 US Treasury Bond               8.875%     2/15/19    14,100,000     20,512,195
 US Treasury Bond               8.500%     2/15/20     7,500,000     10,635,059
 US Treasury Bond               7.875%     2/15/21     2,750,000      3,707,774
 US Treasury Bond               8.125%     8/15/21     4,700,000      6,497,750
 US Treasury Bond               8.000%    11/15/21     1,250,000      1,711,279
 US Treasury Bond               7.250%     8/15/22    35,250,000     45,031,875
 US Treasury Bond               7.125%     2/15/23     2,500,000      3,158,594
 US Treasury Note               5.500%     1/31/03    48,000,000     48,480,000
 US Treasury STRIP 4            5.190% 3   5/15/17    20,000,000      9,492,948
                                                                   ------------
   TOTAL US SECURITIES
     (COST $172,580,668)..........................................  178,252,562
                                                                   ------------


12                     See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC. (CONCLUDED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002

                                                                     MARKET
 SECURITY                                                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT-12.20%
        GOLDMAN SACHS & CO.,
         Dated 10/31/02, 1.84%, principal and interest in the amount of $31,404,605 due 11/01/02, collateralized by US Treasury Bills, par value of $32,230,000, due 4/3/03 with a market value of
         $32,031,560                                               $ 31,403,000
                                                                   ------------
        TOTAL REPURCHASE AGREEMENT
         (COST $31,403,000).......................................   31,403,000
                                                                   ------------

 TOTAL INVESTMENTS-98.28%
         (COST $248,451,889)......................................  253,055,585
OTHER ASSETS IN EXCESS OF LIABILITIES-1.72%.......................    4,439,299
                                                                   ------------
NET ASSETS-100.0%................................................. $257,494,884
                                                                   ============
--------------------------------------------------------------------------------
1 Par Value is shown in local currency: Canadian dollars (C), Mexican pesos (P)
  and US dollars ($)
2 Cetes are short-term Mexican government debt securities.
3 Yield as of October 31, 2002.
4 Includes principal of underlying security only.


                       See Notes to Financial Statements.                     13

 ISI STRATEGY FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK-73.70%                                                BIOTECHNOLOGY - 0.88%
BASIC MATERIALS - 2.04%                                            Allos Therapeutics +                            2,300   $  16,468
Air Products & Chemicals, Inc.                    250   $  11,050  Amgen, Inc. +                                   1,044      48,609
Alcoa, Inc.                                       832      18,354  Andrx Group +                                     100       1,545
Allegheny Technologies, Inc.                       50         343  Biogen, Inc. +                                    200       7,338
Arch Chemicals, Inc.                              325       6,074  Biopure Corp. +                                   900       4,680
Bowater, Inc.                                     100       3,389  Bio-Technology General Corp. +                    100         317
Brady Corp. - Class A                             100       3,299  Charles River Laboratories International,
Cabot Corp. +                                     100       2,368    Inc. +                                          100       3,675
Cabot Microelectronics Corp. +                    100       4,539  Chiron Corp. +                                    100       3,950
Crompton Corp.                                     92         610  Ciphergen Biosystems, Inc. +                    1,600       4,688
Cytec Industries, Inc. +                          100       2,421  Discovery Partners International +              2,300       6,210
Dow Chemical Co.                                  822      21,364  Durect Corp. +                                    100         324
Du Pont (E.I.) de Nemours & Co.                 3,600     148,500  Exelixis, Inc. +                                1,000       4,940
Eastman Chemical Co.                              100       3,634  Genencor International, Inc. +                    100       1,101
Ecolab, Inc.                                      100       4,825  Genentech, Inc. +                                 100       3,409
Engelhard Corp.                                   100       2,215  Genzyme Corp. - Genl Division +                   100       2,785
FMC Technologies, Inc. +                           71       1,314  Human Genome Sciences, Inc. +                     100         977
Georgia-Pacific Corp.                              79         964  Idexx Laboratories, Inc. +                        100       3,450
Glatfelter +                                      100       1,206  Invitrogen Corp. +                                100       2,782
Goodrich Corp.                                    222       3,352  Kendle International, Inc. +                      100         817
Great Lakes Chemical Corp.                        100       2,432  Kosan Biosciences, Inc. +                         100         617
International Paper Co.                            43       1,502  Lexicon Genetics, Inc. +                          100         461
Longview Fibre Co. +                              100         680  Medimmune, Inc. +                                 100       2,555
Louisiana-Pacific Corp. +                       1,400       9,436  Quest Diagnostics, Inc. +                         400      25,532
Lubrizol Corp. +                                  100       2,900  Rigel Pharmaceuticals, Inc. +                   3,200       4,800
Martin Marietta Materials, Inc.                   100       2,784  Salix Pharmaceuticals Ltd. +                      300       2,460
MeadWestvaco Corp.                                194       4,064  Sangamo Biosciences, Inc. +                     2,200       4,466
Newmont Mining Corp.                              705      17,428  Scios, Inc. +                                     100       2,886
Nucor Corp.                                       100       4,214  Seattle Genetics, Inc. +                          100         285
Plum Creek Timber Co., Inc.                       102       2,306  Sequenom, Inc. +                                  100         233
PolyOne Corp.                                     100         800  Universal Display Corp. +                       1,000       9,010
PPG Industries, Inc.                              200       9,406  Versicor, Inc. +                                  400       4,400
Praxair, Inc.                                     200      10,900                                                          ---------
Quanex Corp.                                    1,400      49,756                                                            175,770
Rohm & Haas Co.                                   273       9,083                                                          ---------
Sigma-Aldrich Corp.                               100       4,575
Smurfit-Stone Container Corp. +                    97       1,262  BUSINESS SERVICES - 2.21%
Temple-Inland, Inc.                               100       4,102  Administaff, Inc. +                               500       3,040
Texas Industries, Inc.                            100       2,425  Advent Software, Inc. +                           100       1,411
United States Steel Corp.                         100       1,285  Affiliated Computer Services, Inc. - Class A +    500      23,025
Valspar Corp.                                     100       4,177  Allied Waste Industries, Inc. +                   100         815
Vulcan Materials Co.                              100       3,356  Answerthink, Inc. +                               400         720
Wausau-Mosinee Paper Corp. +                      400       3,820  Apollo Group, Inc. - Class A +                     25       1,038
Weyerhaeuser Co.                                  300      13,590  Automatic Data Processing, Inc.                   600      25,518
                                                        ---------  Autonation, Inc. +                                400       4,244
                                                          406,104  BEA Systems, Inc. +                                50         404
                                                        ---------  BearingPoint, Inc. +                              100         780


14                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Mapinfo Corp. +                                   100   $     604
BUSINESS SERVICES (CONTINUED)                                      MCSi, Inc. +                                      100         495
BISYS Group, Inc. +                               200   $   3,580  Memberworks, Inc. +                               100       1,734
Brocade Communications Systems, Inc. +            100         687  Mentor Corp.                                      100       3,790
Caminus Corp. +                                   100         250  Mercury Interactive Corp. +                       100       2,637
Carreker Corp. +                                  600       3,935  Metris Companies, Inc.                          2,300       6,555
CDW Computer Centers, Inc. +                      325      17,232  Metro One Telecommunications, Inc. +               50         224
Ceridian Corp. +                                  200       2,756  MPS Group, Inc. +                                 100         539
Certegy, Inc. +                                   100       2,100  Nautilus Group, Inc. +                            800      10,992
ChoicePoint, Inc. +                               400      15,144  Navigant Consulting, Inc. +                       100         525
Ciber, Inc. +                                     100         538  NCO Group, Inc. +                                 100       1,373
Cintas Corp.                                      200       9,454  NETIQ Corp. +                                      75       1,058
Concord EFS, Inc. +                               350       4,998  Omnicom Group                                     500      28,815
Convergys Corp. +                                 400       5,952  Onyx Software Corp. +                             900       1,791
CoStar Group, Inc. +                              100       1,635  Paychex, Inc.                                      62       1,787
Credence Systems Corp. +                           75         625  Pec Solutions, Inc. +                             200       6,930
Credit Acceptance Corp. +                         100         849  Pegasus Solutions, Inc. +                         100       1,090
CSG Systems International, Inc. +                 100       1,288  Peoplesoft, Inc. +                                 25         453
Deluxe Corp.                                      100       4,622  Perot Systems Corp. - Class A +                   100       1,064
DeVry, Inc. +                                     100       1,420  Per-Se Technologies, Inc. +                       100         850
DST Systems, Inc. +                               100       3,075  Polycom, Inc. +                                    82         808
Dun & Bradstreet Corp. +                          400      14,620  Pre-Paid Legal Services, Inc. +                   100       2,156
Equifax, Inc.                                     100       2,356  QLogic Corp. +                                     52       1,810
Fidelity National Information                                      QRS Corp. +                                       100         498
  Solutions, Inc. +                               800      15,312  R. H. Donnelley Corp. +                           120       2,903
First Consulting Group, Inc. +                    100         545  Robert Half International, Inc. +                 100       1,670
Fiserv, Inc. +                                    337      10,528  ServiceMaster Co. +                             1,900      19,475
Gartner, Inc. - Class B +                          77         621  Steris Corp. +                                    100       2,653
Gentiva Health Services, Inc. +                   100         794  Sylvan Learning Systems, Inc. +                   100       1,527
Global Payments, Inc.                              80       2,260  Teledyne Technologies, Inc. +                      42         607
H&R Block, Inc.                                   800      35,504  TeleTech Holdings, Inc. +                         100         596
Heidrick & Struggles International, Inc. +        100       1,244  Tetra Technologies, Inc. +                        100       2,085
IDX Systems Corp. +                               100       1,556  TMP Worldwide, Inc. +                             100       1,548
IMS Health, Inc.                                  100       1,504  Transaction Systems Architects, Inc. +            100         746
InFocus Corp. +                                 1,300       7,618  United Rentals, Inc. +                            200       1,220
Information Resources, Inc. +                     100         300  Universal Electronics, Inc. +                     100         785
infoUSA, Inc. +                                   475       1,995  UNOVA, Inc. +                                     100         500
Inrange Technologies Corp. - Class B +            100         236  URS Corp. +                                       800      15,168
Interpublic Group of Companies, Inc.              410       4,908  Verisity Ltd. +                                   700      11,340
Iron Mountain, Inc. +                             350       9,874  Viad Corp. +                                      500       9,710
Kelly Services, Inc. - Class A +                  300       7,098  Wallace Computer Services, Inc. +                 700      12,817
Lamar Advertising Co. +                           100       3,394  Waste Management, Inc. +                           39         898
Landamerica Financial Group, Inc.                 100       3,550  WebMD Corp. +                                      54         341
Manpower, Inc.                                    200       6,820  Wireless Facilities, Inc. +                       100         450
                                                                                                                           ---------
                                                                                                                             439,389
                                                                                                                           ---------


                       See Notes to Financial Statements.                     15


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Paccar, Inc.                                      150   $   6,618
CAPITAL GOODS - 4.75%                                              Pactiv Corp. +                                    100       1,984
3M Co. +                                          675   $  85,685  Pall Corp.                                        100       1,737
Agilent Technologies, Inc. +                      395       5,431  Parker Hannifin Corp.                             100       4,363
Alliance Data Systems Corp. +                     300       5,100  Precision Castparts Corp.                         100       1,941
American Power Conversion Corp. +                 400       5,168  Raytheon Co.                                      300       8,850
American Standard Companies, Inc. +               100       6,670  Rockwell Automation, Inc.                       1,600      26,480
Avery Dennison Corp.                              100       6,224  Rockwell Collins, Inc.                            100       2,253
Baldor Electric Co.                               100       1,881  Roper Industries, Inc.                            100       3,860
Ball Corp.                                        100       4,843  Shaw Group, Inc. +                                100       1,496
Belden, Inc.                                      800      11,080  Snap-On, Inc.                                     100       2,605
Boeing Co.                                        875      26,031  Sonoco Products Co. +                           1,000      23,500
Caterpillar, Inc.                                 400      16,340  Stewart Enterprises, Inc. +                       100         547
Clarcor, Inc.                                     100       3,091  Teleflex, Inc.                                    100       4,206
CommScope, Inc. +                                 100         785  Textron, Inc.                                     200       8,200
Cooper Industries Ltd. - Class A +              1,100      34,639  TRW, Inc.                                         100       5,330
Crane Co.                                         100       1,837  United Technologies Corp.                         455      28,060
Cummins, Inc.                                     100       2,396  Veeco Instruments, Inc. +                         100       1,198
Deere & Co.                                       200       9,278  W.W. Grainger, Inc.                               100       4,846
Diebold, Inc.                                     200       7,130  Weight Watchers International, Inc. +             500      23,675
Digi International, Inc. +                        100         203  York International Corp. +                        100       2,352
Dover Corp.                                       200       5,016                                                          ---------
Eaton Corp.                                       200      13,678                                                            946,378
Emerson Electric Co.                              400      19,272                                                          ---------
Fisher Scientific International, Inc. +           100       2,860
Fluor Corp.                                       100       2,365  CONSUMER CYCLICALS - 4.53%
General Dynamics Corp.                            500      39,565  A O Smith Corp.                                    50       1,098
General Electric Co.                           13,429     339,082  A.T. Cross Co. - Class A +                        100         612
GrafTech International Ltd. +                     100         392  Abercrombie & Fitch Co. +                          54         962
Grant Prideco, Inc. +                             100         966  Apogee Enterprises, Inc.                          100       1,183
Harsco Corp. +                                    100       2,565  Applebee's International, Inc.                    225       5,353
Hydril Co. +                                      100       2,705  Belo Corp. - Class A                            2,500      57,750
Illinois Tool Works, Inc.                         480      29,472  Black & Decker Corp.                              500      23,380
Ingersoll-Rand Co. - Class A                      200       7,800  BorgWarner, Inc. +                                100       4,498
JLG Industries, Inc.                              100         795  Brinker International, Inc. +                     250       7,098
Johnson Controls, Inc.                            300      23,400  Brunswick Corp. +                                 500      10,290
Kaydon Corp. +                                    100       1,997  Carnival Corp.                                    500      13,060
Lawson Products, Inc.                             100       2,870  Centex Corp.                                      100       4,548
Littelfuse, Inc. +                                100       1,564  Charlotte Russe Holding, Inc. +                   100       1,235
Lockheed Martin Corp.                             200      11,580  Children's Place Retail Store, Inc. +             100         880
Millipore Corp. +                                  25         850  Choice Hotels International, Inc. +               100       1,978
Molex, Inc.                                       150       3,962  Clayton Homes, Inc. +                              25         283
Moog, Inc. - Class A +                             50       1,329  Cole National Corp. +                             300       4,197
Navistar International Corp. +                    100       2,242  CSK Auto Corp. +                                  100       1,240
Northrop Grumman Corp.                            300      30,939  Cytyc Corp. +                                     100       1,046
Owens-Illinois, Inc. +                            100       1,199  Danaher Corp.                                      29       1,678
                                                                   Darden Restaurants, Inc.                          300       5,694
                                                                   Delphi Corp.                                    1,338       9,312


16                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Men's Wearhouse, Inc. +                           100   $   1,372
CONSUMER CYCLICALS (CONTINUED)                                     MGM MIRAGE +                                       66       2,053
Donaldson Co., Inc. +                             100   $   3,157  Mohawk Industries, Inc. +                         100       5,355
Dow Jones & Co., Inc.                             100       3,512  New York Times Co. - Class A                      200       9,682
DR Horton, Inc. +                                 110       2,120  Newell Rubbermaid, Inc.                         2,036      66,007
Electronics Boutique Holdings Corp. +           1,100      27,721  Nike, Inc. - Class B                              300      14,157
Energizer Holdings, Inc. +                        466      13,905  Outback Steakhouse, Inc. +                        150       5,108
Ethan Allen Interiors, Inc.                       100       3,205  Photronics, Inc. +                                 50         607
Factory 2-U Stores, Inc. +                        400         620  Polaris Industries, Inc.                          100       6,299
Ford Motor Co.                                  1,822      15,414  PracticeWorks, Inc. +                             300       1,578
Fossil, Inc. +                                     75       1,471  Princeton Review, Inc. +                          100         510
Furniture Brands International, Inc. +            100       2,261  Pulitzer, Inc. +                                  100       4,650
Gannett Company, Inc.                           1,200      91,116  Pulte Homes, Inc.                                 100       4,592
General Motors Corp.                              500      16,625  Reebok International Ltd. +                       100       2,825
General Motors Corporation Class H +            1,300      12,805  Rent-A-Center, Inc. +                             100       4,435
GenesisIntermedia, Inc. +*                        600           -  Royal Caribbean Cruises Ltd.                      100       1,836
Genuine Parts Co.                               1,700      50,218  Ryan's Family Steak Houses, Inc. +                150       1,539
Harley-Davidson, Inc.                             300      15,690  Scripps (E.W.) Co. - Class A +                    100       7,719
Harrah's Entertainment, Inc. +                    200       8,400  Sherwin-Williams Co.                              100       2,735
Harte-Hanks, Inc. +                                50         954  Sotheby's Holdings, Inc. - Class A +              100         759
Hasbro, Inc.                                      400       4,088  Speedway Motorsports, Inc. +                      100       2,412
Haverty Funiture Companies, Inc.                  200       2,568  SPX Corp. +                                       200       8,402
Hillenbrand Industries, Inc. +                    100       5,200  Stanley Works                                     100       3,237
Hollinger International, Inc. +                   100         975  Starbucks Corp. +                                 100       2,375
International Game Technology +                   100       7,521  Starwood Hotels & Resorts Worldwide, Inc.          91       2,120
Jones Apparel Group, Inc. +                       100       3,464  Stoneridge, Inc. +                                100         969
KB Home                                           100       4,720  Talbots, Inc. +                                   100       2,772
Knight-Ridder, Inc.                               100       6,018  Thomas Nelson, Inc. +                             100         800
Lafarge North America, Inc. +                     200       5,930  Timberland Co. - Class A +                        100       3,178
Lancaster Colony Corp. +                          100       4,545  Toro Co.                                          100       6,386
Landry's Restaurants, Inc.                        100       2,276  Trans World Entertainment Corp. +                 100         301
La-Z-Boy, Inc.                                    118       2,808  Tribune Co.                                       340      16,337
Lear Corp. +                                      300      10,965  Tweeter Home Entertainment Group, Inc. +          800       6,249
Lee Enterprises, Inc. +                           100       3,270  United Auto Group, Inc. +                       1,200      15,936
Leggett & Platt, Inc.                             100       2,085  US Office Products Co. +                           25           -
Lennar Corp. +                                    100       5,517  USA Floral Products, Inc. +                       300           1
Liz Claiborne, Inc.                               100       2,972  V.F. Corp.                                        200       7,364
Lone Star Steakhouse & Saloon                     900      18,756  Vialta, Inc. +                                      1           -
Marriott International, Inc. - Class A            300       9,279  Washington Post Co. - Class B +                   100      72,790
Masco Corp.                                       400       8,224  Wendy's International, Inc.                       200       6,336
Mattel, Inc.                                       20         367  Whirlpool Corp.                                   100       4,661
Maytag Corp.                                      100       2,580  Wiley (John) & Sons, Inc. - Class A +             100       2,198
McClatchy Co. - Class A +                         100       6,213  Wolverine World Wide, Inc.                        100       1,611
McDonald's Corp. +                              1,400      25,354  Yum! Brands, Inc. +                               280       6,308
McGraw-Hill Companies, Inc.                       200      12,900  Zygo Corp. +                                      100         443
                                                                                                                           ---------
                                                                                                                             902,168
                                                                                                                           ---------


                       See Notes to Financial Statements.                     17


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Kimberly-Clark Corp.                              544      28,016
CONSUMER STAPLES - 8.33%                                           Kraft Foods, Inc.                                 800      31,600
7-Eleven, Inc. +                                  200   $   1,628  Lexar Media, Inc. +                             1,700       6,766
Alberto-Culver Co. - Class B                      100       5,162  Liberty Media Corp. - Class A +                 4,900      40,523
AMC Entertainment, Inc. +                         100         705  Lindsay Manufacturing Co.                          50       1,204
Anheuser-Busch Companies, Inc.                  3,200     168,832  McCormick & Co., Inc.                             200       4,448
Archer-Daniels-Midland Co.                        144       1,961  Meredith Corp.                                    100       4,555
Avon Products, Inc.                               300      14,547  Metro-Goldwyn-Mayer, Inc. +                       100       1,280
Brown-Forman Corp. - Class B                      100       7,229  Mondavi (Robert) Corp. - Class A +                100       3,300
Cablevision Systems Corp. +                     6,800      65,008  Monsanto Co. +                                    372       6,149
Campbell Soup Co.                                 300       6,324  Nash Finch Co.                                    100       1,233
Clear Channel Communications, Inc. +              389      14,412  Pepsi Bottling Group, Inc.                        100       2,695
Clorox Co.                                        268      12,041  PepsiAmericas, Inc. +                             100       1,535
Coca-Cola Co.                                   2,900     134,792  PepsiCo, Inc.                                   2,160      95,256
Coca-Cola Enterprises, Inc.                       100       2,384  Philip Morris Companies, Inc.                   2,875     117,156
Colgate-Palmolive Co.                             600      32,988  Playtex Products, Inc. +                          100         870
Comcast Corp. - Class A +                         740      17,027  Price Communications Corp. +                       27         360
Conagra Foods, Inc.                               509      12,343  Procter & Gamble Co.                            2,600     229,970
Constellation Brands, Inc. Class A +              400      10,132  R.J. Reynolds Tobacco Holdings, Inc. +            100       4,055
Coors (Adolph) Co.                                100       6,848  R.R. Donnelley & Sons Co.                         100       2,005
Corn Products International, Inc.                 100       2,947  Readers Digest Association, Inc. - Class A +      600       9,756
COX Communications, Inc. - Class A +              846      23,180  Safety Components International Inc +              12           -
Cymer, Inc. +                                     100       2,512  Sara Lee Corp.                                    500      11,415
Dean Foods Co. +                                  284      10,647  Scotts Co. - Class A +                            100       4,760
Delta & Pine Land Co.                             100       1,917  Smithfield Foods, Inc. +                        1,800      27,972
Dole Food Co., Inc. +                             800      23,504  Supervalu, Inc.                                   100       1,680
Dreyer's Grand Ice Cream, Inc. +                1,000      70,630  Sysco Corp.                                       700      22,176
Eastman Kodak Co. +                               700      23,065  Tyson Foods, Inc. - Class A +                      16         177
EchoStar Communications Corp. - Class A +         100       2,039  USA Interactive +                                 100       2,529
Entercom Communications Corp. +                   100       4,922  UST, Inc.                                         100       3,059
Estee Lauder Companies, Inc. +                    100       2,912  Valuevision Media, Inc. - Class A +               100       1,322
Flowers Foods, Inc. +                              60       1,333  Viacom, Inc. - Class B +                        2,675     119,332
Fortune Brands, Inc.                              500      25,030  W.M. Wrigley Jr. Co.                              300      15,831
Fox Entertainment Group, Inc. - Class A +         100       2,441  Walt Disney Co.                                 2,100      35,070
Gaylord Entertainment Co. +                       100       1,767  Westwood One, Inc. +                              100       3,630
General Mills, Inc.                               300      12,396  Whole Foods Market, Inc. +                        100       4,665
Hain Celestial Group, Inc. +                      100       1,433  Wild Oats Markets, Inc. +                         100       1,128
Heinz (H.J.) Co.                                  300       9,648                                                          ---------
Hershey Foods Corp.                               200      13,014                                                          1,658,961
Hispanic Broadcasting Corp. +                     100       2,150                                                          ---------
Hormel Foods Corp. +                              100       2,420
Ingram Micro, Inc. +                            2,200      31,526  ENERGY - 4.54%
Insight Communications, Inc. - Class A +          100         974  Amerada Hess Corp.                                600      30,780
International Flavors & Fragrances, Inc.          300      10,065  Anadarko Petroleum Corp.                           82       3,652
J.M. Smucker Co. +                                 52       1,904  Apache Corp.                                    1,010      54,601
Kellogg Co.                                       400      12,744  Ashland, Inc.                                     400      10,500
                                                                   B.J. Services Co. +                               100       3,033
                                                                   Burlington Resources, Inc.                        200       8,240


18                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           FINANCE - 17.65%
ENERGY (CONTINUED)                                                 21st Century Insurance Group +                    100       1,165
ChevronTexaco Corp.                             1,662   $ 112,401  Aflac, Inc.                                       500      15,220
Cimarex Energy Co. +                               53         843  Alliance Capital Management Holding LP +          100       2,911
ConocoPhillips +                                  415      20,128  Allied Capital Corp. +                            100       2,105
Consol Energy, Inc. +                             600       7,740  Allmerica Financial Corp. +                     1,000       8,510
Devon Energy Corp.                                990      49,995  Allstate Corp.                                     50       1,989
Diamond Offshore Drilling, Inc. +                 100       2,090  AMB Property Corp. +                              100       2,680
Dril-Quip, Inc. +                                 100       2,025  AMBAC Financial Group, Inc.                       150       9,270
Encore Acquisition Co. +                          100       1,637  Amcore Financial, Inc. +                          100       2,313
EOG Resources, Inc.                               100       3,703  American Capital Strategies Ltd. +              3,600      70,776
Exxon Mobil Corp.                              11,404     383,859  American Express Co.                            1,400      50,918
FMC Corp. +                                       100       3,059  American Financial Group, Inc. +                2,200      50,996
Frontier Oil Corp.                                700      10,507  American International Group, Inc.              2,882     180,269
Global Industries Ltd. +                          100         400  American National Insurance Co. +                 200      15,496
GlobalSantaFe Corp.                               166       3,967  AmSouth Bancorp                                   249       4,880
Halliburton Co.                                   100       1,618  Anthem, Inc. +                                    300      18,900
Helmerich & Payne, Inc. +                         100       2,831  AON Corp.                                         150       2,750
Holly Corp. +                                   1,300      22,971  Apartment Investment & Management Co. +            52       1,827
Kerr-McGee Corp.                                   73       3,176  Archstone-Smith Trust +                           100       2,294
Marathon Oil Corp.                                300       6,270  Arden Realty, Inc. +                              100       2,140
Murphy Oil Corp. +                                300      25,149  Argonaut Group, Inc. +                            100       1,435
Nabors Industries Ltd. +                          200       6,994  Associated Banc Corp. +                           121       4,061
National-Oilwell, Inc. +                          100       2,085  Associated Estates Realty +                       100         607
NL Industries +                                   100       1,605  Astoria Financial Corp. +                         100       2,618
Noble Corp. +                                     100       3,232  AvalonBay Communities, Inc. +                     100       3,770
Noble Energy, Inc. +                              100       3,639  Bancorpsouth, Inc. +                              100       1,895
Occidental Petroleum Corp.                        400      11,412  Bank of America Corp.                           5,523     385,505
Patterson-UTI Energy, Inc. +                    1,800      52,056  Bank of Hawaii Corp. +                          2,400      71,088
Pride International, Inc. +                       100       1,388  Bank of New York Co., Inc.                        800      20,800
Schlumberger Ltd.                                 100       4,011  Banknorth Group, Inc. +                           100       2,317
Seacor Smit, Inc. +                               100       4,110  BB&T Corp.                                        450      16,313
Smith International, Inc. +                       200       6,252  Bear Stearns Companies, Inc.                      120       7,326
Sunoco, Inc.                                      100       2,998  Berkshire Hathaway, Inc. - Class A +                2     148,380
Tidewater, Inc.                                   100       2,817  Boston Properties, Inc. +                         100       3,570
Universal Compression Holdings, Inc. +            100       1,940  Capital One Financial Corp.                       200       6,094
Unocal Corp.                                      200       5,528  CarrAmerica Realty Corp. +                        100       2,374
Valero Energy Corp. +                             400      14,084  Catellus Development Corp. +                      100       1,780
Weatherfold International Ltd. +                  100       4,004  Charles Schwab Corp.                              350       3,213
W-H Energy Services, Inc. +                       100       1,662  Charter One Financial, Inc.                       160       4,845
                                                        ---------  Chubb Corp.                                       300      16,923
                                                          904,992  Cigna Corp.                                       400      14,456
                                                        ---------  Cincinnati Financial Corp.                        200       7,598
                                                                   Citigroup, Inc.                                 9,595     354,535
                                                                   Citizens Banking Corp./MI +                       100       2,385
                                                                   City National Corp. +                             100       4,525
                                                                   Colonial BancGroup, Inc. +                        100       1,196


                       See Notes to Financial Statements.                     19


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Independent Bank Corp.                             84   $   2,701
FINANCE (CONTINUED)                                                IndyMac Bancorp, Inc. +                           100       1,864
Comerica, Inc.                                    250   $  10,915  Integra Bank Corp. +                               26         427
Commerce Bancorp, Inc./NJ +                       700      32,137  Interpool, Inc. +                                 100       1,570
Commerce Bancshares, Inc. +                       120       4,991  IRT Property Co. +                                100       1,186
Community First Bankshares, Inc.                   50       1,371  iStar Financial, Inc. +                           100       2,840
Compass Bancshares, Inc. +                         50       1,615  J.P. Morgan Chase & Co.                         2,490      51,668
Countrywide Credit Industries, Inc.               100       5,031  Jefferson-Pilot Corp.                             225       9,034
Crescent Real Estate Equities Co. +               100       1,475  John Hancock Financial Services, Inc.             300       8,790
Cullen/Frost Bankers, Inc.                        100       3,463  KeyCorp                                           400       9,772
Duke Realty Corp. +                               100       2,430  Kilroy Realty Corp. +                             100       2,152
Eaton Vance Corp. +                               100       2,871  Kimco Realty Corp. +                              150       4,545
Edwards (A.G.), Inc. +                            100       3,290  Knight Trading Group, Inc. +                      900       4,275
Electro Rent Corp. +                            2,800      30,240  La Quinta Corp. +                                  55         243
Equity Office Properties Trust +                  434      10,451  LaBranche & Co., Inc. +                           100       2,701
Equity Residential +                              300       7,116  Legg Mason, Inc. +                                100       4,646
Fannie Mae                                      4,700     314,242  Lehman Brothers Holdings, Inc.                    300      15,981
Federated Investors, Inc. - Class B               150       4,020  Leucadia National Corp. +                         100       3,751
Fidelity National Financial, Inc.                  11         332  Liberty Property Trust +                          100       2,934
Fifth Third Bancorp                                19       1,207  Lincoln National Corp.                            200       6,102
First American Corp.                              100       2,045  Loews Corp.                                       100       4,314
First Financial Corp/Indiana +                    100       5,060  M & T Bank Corp. +                                212      17,367
First Health Group Corp. +                        100       2,598  Marsh & McLennan Companies, Inc.                1,200      56,052
First Niagra Financial Group, Inc.                100       3,014  Marshall & Ilsley Corp.                           200       5,632
First Place Financial Corp. +                     100       1,696  MBIA, Inc.                                        150       6,548
First Tennessee National Corp. +                  100       3,708  MBNA Corp.                                      1,250      25,388
First Virginia Banks, Inc. +                      600      22,458  Mellon Financial Corp.                            500      14,145
FirstMerit Corp. +                                100       2,285  Mercantile Bankshares Corp. +                     100       3,894
Flagstar Bancorp,  Inc.                            75       1,444  Mercury General Corp. +                           100       4,150
FleetBoston Financial Corp.                     1,196      27,974  Merrill Lynch & Co., Inc.                         900      34,155
Flushing Financial Corp. +                         25         422  Metlife, Inc. +                                   700      16,716
Franklin Resources, Inc.                          300       9,897  MGIC Investment Corp.                             100       4,196
Freddie Mac                                       800      49,264  Mony Group, Inc. +                                100       2,557
GBC Bancorp                                       100       2,030  Moody's Corp.                                   3,000     141,300
Glenborough Realty Trust, Inc. +                  100       1,825  Morgan Stanley                                  2,000      77,840
Glimcher Realty Trust +                           100       1,614  National City Corp.                               640      17,363
Golden State Bancorp., Inc. +                     100       3,679  National Health Investors, Inc. +                 100       1,615
Golden West Financial Corp.                       200      13,812  Nationwide Financial Services, Inc. +             100       2,770
Goldman Sachs Group, Inc.                         200      14,320  Neuberger Berman, Inc. +                          150       4,404
Greenpoint Financial Corp.                        100       4,357  North Fork Bancorp., Inc.                         150       5,769
Hartford Financial Services Group                 300      11,850  Northern Trust Corp.                              300      10,446
Health Care Property Investors, Inc. +            100       4,320  Northwest Bancorp, Inc. +                         100       1,370
Hibernia Corp. - Class A +                        100       1,971  Ohio Casualty Corp. +                             100       1,319
Household International, Inc.                     106       2,519  Old National Bancorp                               80       1,904
Hudson United Bancorp                              13         396  Old Republic International Corp.                  200       5,962
Hugoton Royalty Trust +                           100       1,120  Penford Corp.                                     100       1,458
Huntington Bancshares, Inc.                        86       1,626


20                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Valley National Bancorp +                         556   $  15,318
FINANCE (CONTINUED)                                                Vornado Realty Trust +                             43       1,580
Pennsylvania Real Estate Investment Trust +       100   $   2,565  Wachovia Corp.                                  1,482      51,559
People's Bank/Bridgeport +                        100       2,460  Waddell & Reed Financial, Inc. - Class A          100       1,750
PMI Group, Inc.                                   200       5,960  Washington Mutual, Inc.                           829      29,645
PNC Financial Services Group, Inc.                400      16,264  Webster Financial Corp. +                         152       4,926
Popular, Inc. +                                   100       3,239  Wells Fargo & Co.                               2,285     115,324
Presidential Life Corp.                           100       1,230  Westamerica Bancorp. +                            100       4,248
Progressive Corp.                                 600      33,000  White Mountains Insurance Group Ltd. +             25       8,050
Prologis +                                        100       2,420  Whitney Holding Corp.                             150       5,094
Provident Bankshares Corp.                         20         452  Wilmington Trust Corp. +                          200       6,070
Provident Financial Group, Inc. +                 100       2,599  WP Carey & Co. LLC +                            2,700      64,800
Providian Financial Corp. +                       100         445  Zions Bancorp.                                    100       4,021
Prudential Financial, Inc. +                    1,100      32,120                                                          ---------
Public Storage, Inc. +                            186       5,472                                                          3,515,910
R & G Financial Corp. - Class B                   100       2,389                                                          ---------
Radian Group, Inc.                                200       7,054
Regions Financial Corp.                           200       6,774  HEALTH CARE - 9.42%
Reinsurance Group of America, Inc. +              100       2,749  Abbott Laboratories                             1,900   $  79,553
RLI Corp.                                         200       5,600  Accredo Health, Inc. +                            119       5,507
Rouse Co. +                                       100       2,965  Allergan, Inc.                                    500      27,225
Sabre Holdings Corp. +                             44         844  American Medical Security Group +                 800       9,824
Senior Housing Properties Trust +                  20         205  AmerisourceBergen Corp.                           422      30,025
Silicon Valley Bancshares +                       100       1,879  Apogent Technologies, Inc. +                      100       1,818
Simon Property Group, Inc. +                      100       3,415  Applera Corp. - Applied Biosystems Group          100       2,023
SLM Corp. +                                       450      46,233  Apria Healthcare Group, Inc. +                    100       2,439
SouthTrust Corp.                                  200       5,124  Arrow International, Inc.                         100       3,516
Southwest Bancorp of Texas, Inc. +                100       2,825  Bausch & Lomb, Inc.                               100       3,110
Sovereign Bancorp, Inc. +                          60         845  Baxter International, Inc.                        540      13,511
St. Paul Companies, Inc.                          300       9,840  Beckman Coulter, Inc. +                           100       2,785
State Street Corp.                                300      12,411  Becton Dickinson & Co.                            200       5,902
Stilwell Financial, Inc.                          100       1,171  Beverly Enterprises, Inc. +                       100         224
Student Loan Corp. +                              300      28,560  Biomet, Inc. +                                    275       8,102
SunTrust Banks, Inc.                              392      23,849  Boston Scientific Corp. +                         700      26,341
Synovus Financial Corp.                            25         512  Bristol-Myers Squibb Co.                        3,100      76,291
T. Rowe Price Group, Inc.                         200       5,646  Britesmile, Inc. +                                200         130
TCF Financial Corp. +                             100       4,244  C.R. Bard, Inc.                                   500      27,965
Torchmark Corp.                                   200       7,160  Cardinal Health, Inc.                             549      37,996
Transatlantic Holdings, Inc. +                    800      50,040  Community Health Systems, Inc. +                  100       2,350
Travelers Property Casualty Corp. - Class B +     842      11,384  Covance, Inc. +                                   100       2,228
Trustmark Corp.                                   100       2,261  Coventry Health Care, Inc. +                      100       3,346
Union Planters Corp.                              300       8,478  Cubist Pharmaceuticals, Inc. +                    100         646
UnionBanCal Corp. +                               200       8,540  DaVita, Inc. +                                    100       2,397
Unitrin, Inc. +                                   100       3,150  Diagnostic Products Corp.                         100       4,125
UnumProvident Corp.                               446       9,152  Edwards Lifesciences Corp. +                       80       2,055
US Bancorp                                      2,023      42,665  Eli Lilly & Co.                                 1,600      88,800
                                                                   Express Scripts, Inc. +                           100       5,435
                                                                   Forest Laboratories, Inc. +                       300      29,397


                       See Notes to Financial Statements.                     21


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Serologicals Corp. +                              100   $     963
HEALTH CARE (CONTINUED)                                            Sola International, Inc. +                        100       1,249
Guidant Corp. +                                 1,000   $  29,570  St. Jude Medical, Inc. +                          600      21,366
Haemonetics Corp. +                               100       2,121  Stryker Corp.                                     200      12,620
HCA, Inc.                                         600      26,094  Sunrise Assisted Living, Inc. +                    66       1,373
Health Management Associates, Inc. - Class A +     50         956  Sybron Dental Specialties, Inc. +                  33         477
Health Net, Inc. +                                800      18,720  Syncor International Corp. +                      100       3,583
Henry Schein, Inc. +                              100       5,017  Tenet Healthcare Corp. +                        1,200      34,500
Humana, Inc. +                                    100       1,218  Triad Hospitals, Inc. +                           182       6,643
ICN Pharmaceuticals, Inc. +                       100         835  Triangle Pharmaceuticals, Inc. +                  100         330
Impax Laboratories, Inc. +                        400       2,028  UnitedHealth Group, Inc.                          500      45,475
Invacare Corp.                                    100       3,160  US Oncology, Inc. +                                88         705
IVAX Corp. +                                       50         628  Ventas, Inc. +                                    100       1,140
Johnson & Johnson                               4,279     251,391  Viasys Healthcare, Inc. +                          39         627
King Pharmaceuticals, Inc. +                      149       2,287  Watson Pharmaceuticals, Inc. +                    100       2,749
LifePoint Hospitals, Inc. +                        56       1,756  WellPoint Health Networks, Inc. +                 600      45,126
Lincare Holdings, Inc. +                          100       3,407  Wyeth                                             900      30,150
Manor Care, Inc. +                                600      11,862  Zimmer Holdings, Inc. +                           240       9,893
McKesson Corp.                                     59       1,759                                                          ---------
MedQuist, Inc. +                                  100       1,699                                                          1,877,523
Medtronic, Inc.                                 1,420      63,616                                                          ---------
Merck & Co., Inc.                               5,100     276,624
MGI Pharma, Inc. +                                100         751  INFORMATION SERVICES - 1.77%
Mid Atlantic Medical Services +                   100       3,640  Adtran, Inc. +                                    100       2,539
Millennium Pharmaceuticals, Inc. +                 98         729  Allegiance Telecom, Inc. +                        275         217
Molecular Devices Corp. +                         100       1,346  Alltel Corp.                                      367      18,244
Mylan Laboratories, Inc.                          500      15,735  AT&T Corp.                                      3,703      48,287
Nabi Biopharmaceuticals +                       5,400      32,130  AT&T Wireless Services, Inc. +                  7,266      49,917
Oakley, Inc. +                                    100       1,182  BellSouth Corp.                                   900      23,535
Omnicare, Inc.                                    100       2,173  Boston Communications Group, Inc. +               600       7,752
Orthodontic Centers of America, Inc. +            100         954  CenturyTel, Inc.                                   25         708
Oxford Health Plans, Inc. +                       100       3,556  CT Communications, Inc. +                          60         855
Pacificare Health Systems +                       125       3,695  Nextel Communications, Inc. - Class A +           600       6,768
Patterson Dental Co. +                            100       5,151  Nextel Partners, Inc. - Class A +                 200       1,422
Perrigo Co. +                                     100       1,260  SBC Communications. Inc.                        2,332      59,839
Pfizer, Inc.                                    8,144     258,735  Sprint Corp. - FON Group                          100       1,242
Pharmacia Corp.                                 1,600      68,800  Stewart Information Services Corp. +              100       2,075
PolyMedica Corp. +                                100       2,811  Telephone & Data Systems, Inc.                    100       5,090
Province Healthcare Co. +                          50         653  Time Warner Telecom, Inc. - Class A +           1,700       1,513
PSS World Medical, Inc. +                         100         764  Triton PCS Holdings, Inc. - Class A +             700       1,715
Quintiles Transnational Corp. +                   100       1,075  Turnstone Systems, Inc. +                       2,500       6,450
RehabCare Group, Inc. +                           100       2,103  U.S. Cellular Corp. +                             100       2,760
Renal Care Group, Inc. +                          100       3,165  US Unwired, Inc. +                                800         352
Respironics, Inc. +                               100       3,194  Verizon Communications, Inc.                    2,964     111,921
Rita Medical Systems, Inc. +                      700       4,781                                                          ---------
Sangstat Medical Corp. +                           25         467                                                            353,201
Schering-Plough Corp.                           1,400      29,890                                                          ---------


22                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           RETAIL - 5.01%
INTERNET - 1.93%                                                   Albertson's, Inc.                                 415   $   9,259
Amazon.Com, Inc. +                              3,800   $  73,568  American Eagle Outfitters +                       250       3,630
Ameritrade Holding Corp. +                        100         454  Autozone, Inc. +                                  200      17,154
AOL Time Warner, Inc. +                         3,900      57,525  Barnes & Noble, Inc. +                            100       2,110
At Road, Inc. +                                 1,600       7,984  Bed Bath & Beyond, Inc. +                         300      10,638
Cisco Systems, Inc. +                           9,685     108,278  Best Buy Co., Inc. +                              350       7,214
Covad Communications Group, Inc. +              5,700       7,866  BJ's Wholesale Club, Inc. +                       100       2,022
DoubleClick, Inc. +                             1,659      11,613  Carmax, Inc. +                                     31         508
E*TRADE Group, Inc. +                             100         450  Cendant Corp. +                                 1,605      18,458
eFunds Corp. +                                     80         706  Circuit City Stores, Inc.                         100         991
Hotels.com +                                      300      18,705  Costco Wholesale Corp. +                          400      13,572
IDT Corp. +                                       700      12,040  CVS Corp.                                         362      10,038
Inet Technologies, Inc. +                         100         592  Dillard's, Inc. - Class A                       1,600      26,384
InfoSpace, Inc. +                                  80         649  Dollar General Corp.                               38         530
Inktomi Corp. +                                   850         332  Dollar Tree Stores, Inc. +                        150       3,944
Intuit, Inc. +                                     75       3,894  Elan Corp. Plc-CVR +                              100           -
Juniper Networks, Inc. +                          300       1,748  Family Dollar Stores, Inc.                        100       3,079
Level 3 Communications, Inc. +                    100         476  Federated Department Stores, Inc. +               200       6,140
Liberate Technologies, Inc. +                     100         132  Foot Locker, Inc. +                               100         980
Multex.com, Inc. +                              2,100       7,245  Gap, Inc.                                       2,675      31,485
Network Associates, Inc. +                         50         795  Great Atlantic & Pacific Tea Co. +                100         569
NIC, Inc. +                                     1,100       2,167  Home Depot, Inc.                                2,575      74,366
Overture Services, Inc. +                          75       2,065  Insight Enterprises, Inc. +                       100         764
Packeteer, Inc. +                                 100         530  J.C. Penney Co., Inc.                             100       1,905
PC-Tel Inc. +                                     300       2,040  Kohl's Corp. +                                    400      23,380
Portal Software,  Inc. +                        2,000       1,200  Kroger Co. +                                      600       8,904
Quest Software, Inc. +                            100       1,092  Limited Brands                                    794      12,442
Saba Software, Inc. +                           4,100       6,683  Longs Drug Stores Corp. +                         100       2,235
Sun Microsystems, Inc. +                        3,200       9,475  Lowe's Companies, Inc.                            900      37,557
Synplicity, Inc. +                                100         356  May Department Stores Co.                       1,500      35,025
TIBCO Software, Inc. +                            100         500  Michaels Stores, Inc. +                         1,000      44,960
Ticketmaster - Class B +                          225       5,310  Neiman-Marcus Group, Inc. - Class A +             100       2,910
TriZetto Group, Inc. +                            100         609  Nordstrom, Inc.                                   100       1,992
Ulticom, Inc. +                                   100         573  Office Depot, Inc. +                              100       1,439
WatchGuard Technologies, Inc. +                   100         430  Pathmark Stores, Inc. +                           100         455
webMethods, Inc. +                                 52         376  Payless Shoesource, Inc. +                        100       5,050
Yahoo!, Inc. +                                  2,464      36,763  PC Connection, Inc. +                             300       1,740
                                                        ---------  Petsmart, Inc. +                                1,500      28,665
                                                          385,221  Pier 1 Imports, Inc.                              100       1,885
                                                        ---------  RadioShack Corp. +                                100       2,090
                                                                   Ross Stores, Inc.                                 400      16,740
                                                                   Safeway, Inc. +                                   500      11,550
                                                                   Saks Inc. +                                     1,300      14,105
                                                                   Sears Roebuck & Co.                               400      10,504



                       See Notes to Financial Statements.                     23


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Checkfree Corp. +                                 200   $   3,256
RETAIL (CONTINUED)                                                 Checkpoint Systems, Inc. +                        100       1,010
ShopKo Stores, Inc. +                             100   $   1,267  CIENA Corp. +                                      71         261
Staples, Inc. +                                   250       3,875  Computer Network Technology Corp. +               100         610
Target Corp.                                    1,000      30,120  Computer Sciences Corp. +                         500      16,145
Tiffany & Co.                                     200       5,236  Concerto Software, Inc. +                         100         641
TJX Companies, Inc.                               300       6,156  CoorsTek, Inc. +                                  100       1,490
Too, Inc. +                                        57       1,442  Corning, Inc. +                                 1,600       2,992
Toys R US, Inc. +                                 400       3,996  Cypress Semiconductor Corp. +                      75         422
Walgreen Co.                                    1,200      40,500  Datastream Systems, Inc. +                      2,000      11,500
Wal-Mart Stores, Inc.                           7,000     374,850  Dell Computer Corp. +                           3,300      94,413
Weis Markets, Inc. +                              100       3,309  Dentsply International, Inc. +                    150       5,538
Williams-Sonoma, Inc. +                           100       2,380  DocuCorp International, Inc. +                    300       2,370
Winn-Dixie Stores, Inc.                         1,100      16,522  Electro Scientific Industries, Inc. +             100       1,868
                                                        ---------  Electronic Data Systems Corp.                     100       1,506
                                                          999,021  EMC Corp. +                                     1,600       8,176
                                                        ---------  ESS Technology, Inc. +                            100         545
                                                                   Fair Isaac & Co., Inc.                             51       1,962
TECHNOLOGY - 8.43%                                                 First Data Corp.                                1,000      34,940
3D Systems Corp. +                                 75   $     526  Flir Systems, Inc. +                              100       4,733
Activision, Inc. +                                 50       1,025  FuelCell Energy, Inc. +                         1,800      10,386
Acxiom Corp. +                                    100       1,260  Gerber Scientific, Inc. +                         100         385
Adobe Systems, Inc.                               100       2,364  Getty Images, Inc. +                              100       2,866
Advanced Fibre Communications, Inc. +           1,400      22,651  Harman International Industries, Inc.             100       5,600
Advanced Micro Devices, Inc. +                    100         614  Harris Corp. +                                    100       2,638
Agere Systems, Inc. - Class A +                   259         225  Hewlett-Packard Co.                             2,752      43,482
Agere Systems, Inc. - Class B +                 1,355       1,260  Honeywell International, Inc.                   2,275      54,464
Altera Corp. +                                    100       1,172  Hutchinson Technology, Inc. +                     100       2,079
American Management Systems, Inc. +               100       1,202  IBM                                             2,700     213,138
Amkor Technology, Inc. +                           75         264  IKON Office Solutions, Inc. +                   2,400      16,992
Analog Devices, Inc. +                            200       5,360  Illumina, Inc. +                                2,800      11,424
Apple Computer, Inc. +                            100       1,607  Integrated Device Technology, Inc. +              100         988
Applied Materials, Inc. +                       4,100      61,623  Intel Corp.                                     8,272     143,106
Applied Micro Circuits Corp. +                    200         784  Interactive Data Corp. +                          100       1,452
Arris Group, Inc. +                               100         174  Interland, Inc. +                               4,600       6,854
Arrow Electronics, Inc. +                         100       1,313  International Rectifier Corp. +                   100       1,727
Ascential Software Corp. +                        100         242  Iomega Corp. +                                    140       1,204
Asyst Technologies, Inc. +                        100         600  ITT Industries, Inc.                              100       6,498
Audiovox Corp. +                                  100         797  J.D. Edwards & Co. +                              100       1,186
Avid Technology, Inc. +                           100       1,409  Jabil Circuit, Inc. +                             100       1,543
Avnet, Inc. +                                   1,400      13,020  JDS Uniphase Corp. +                              800       1,793
Avocent Corp. +                                   600      12,000  Keane, Inc. +                                     100         824
AVX Corp.                                       2,000      18,840  Kemet Corp. +                                     400       3,508
BMC Software, Inc. +                              100       1,594  Kla-Tencor Corp. +                                200       7,122
Broadcom Corp. - Class A +                      1,300      15,574  Kulicke & Soffa Industries, Inc. +                100         375
CACI International, Inc. - Class A +              100       4,091  Lam Research Corp. +                              275       3,462
Cadence Design Systems, Inc. +                    100       1,013
Captaris, Inc. +                                  100         180


24                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Symmetricom, Inc. +                               100   $     309
TECHNOLOGY (CONTINUED)                                             Synopsys, Inc. +                                   37       1,400
Lexmark International, Inc. +                     100   $   5,942  Tektronix, Inc. +                                 300       5,301
Linear Technology Corp.                           675      18,657  Tellabs, Inc. +                                   100         768
LSI Logic Corp. +                                 133         785  Teradyne, Inc. +                                  100       1,211
LTX Corp. +                                       100         620  Texas Instruments, Inc.                         1,865      29,579
Lucent Technologies, Inc. +                     5,303       6,523  Thermo Electron Corp. +                            70       1,287
Manufacturers' Services Ltd. +                  1,200       5,136  Thomas & Betts Corp. +                            300       4,968
Maxim Integrated Products, Inc. +                  65       2,070  THQ, Inc. +                                        50         723
Maxtor Corp. +                                    300       1,128  Total System Services, Inc. +                      50         679
McData Corp. - Class A +                        2,200      14,476  TTM Technologies, Inc. +                          100         183
MEMC Electronic Materials, Inc. +               2,000      14,000  Unisys Corp. +                                     50         437
Microchip Technology, Inc. +                      387       9,443  Univision Communications, Inc. - Class A +        100       2,591
Micron Technology, Inc. +                         300       4,800  Veritas Software Corp. +                           33         503
Microsoft Corp. +                               7,245     387,390  Vishay Intertechnology, Inc. +                    502       5,171
Motorola, Inc.                                  2,045      18,753  Western Digital Corp. +                         1,000       6,190
Mykrolis Corp. +                                   52         292  Western Wireless Corp. +                          100         345
National Semiconductor Corp. +                    600       7,968  Wind River Systems +                              100         362
NCR Corp. +                                       100       2,224  Xerox Corp. +                                   3,600      23,904
NDCHealth Corp.                                   100       1,765  Zomax, Inc. +                                     100         410
Netro Corp. +                                   4,100       6,806                                                          ---------
Novellus Systems, Inc. +                          100       3,160                                                          1,679,269
Nvidia Corp. +                                    100       1,190                                                          ---------
ON Semiconductor Corp. +                          500         645
Oracle Corp. +                                  9,300      95,325  TRANSPORTATION - 1.03%
Parametric Technology Corp. +                     100         231  Atlas Air Worldwide Holdings, Inc. +              100   $     122
Pioneer Standard Electronics, Inc.                100         700  Burlington Northern Santa Fe Corp.              2,600      66,898
Pitney Bowes, Inc.                                800      26,840  Continental Airlines, Inc. - Class B +            100         635
Power-One, Inc. +                                 900       4,843  CSX Corp.                                       1,350      37,260
Powerwave Technologies, Inc. +                     75         346  Delta Airlines, Inc.                              100       1,008
Qualcomm, Inc. +                                  300      10,356  Expeditors International of Washington, Inc. +    200       6,302
Rational Software Corp. +                         100         662  FedEx Corp. +                                     400      21,276
Rayovac Corp. +                                   100       1,410  Frontier Airlines, Inc. +                         100         595
Read-Rite Corp. +                               3,875       2,674  GATX Corp.                                        100       2,005
Sandisk Corp. +                                    75       1,483  JB Hunt Transport Services, Inc. +                100       2,769
Sanmina-SCI Corp. +                                72         222  Midwest Express Holdings, Inc. +                  100         654
Scientific-Atlanta, Inc.                          100       1,221  Norfolk Southern Corp.                            200       4,040
SCM Microsystems, Inc. +                          100         585  OMI Corp. +                                     1,300       5,005
Siebel Systems, Inc. +                            100         752  Roadway Corp.                                     300      12,021
Silicon Image, Inc. +                             100         448  Ryder System, Inc.                                100       2,295
SmartForce Plc-ADR +                              236         946  Shurgard Storage Centers, Inc. +                  100       3,020
SoftBrands, Inc. +                                 44           -  Southwest Airlines Co.                            350       5,110
Standard Microsystems Corp. +                     100       1,917  Union Pacific Corp.                               400      23,620
Storage Technology Corp. +                        100       1,768  United Parcel Service, Inc. - Class B +           100       6,001
Stratex Networks, Inc. +                          350         805  Usfreightways Corp.                               100       2,810
Sungard Data Systems, Inc. +                      100       2,217  Wabash National Corp. +                           100         470
Sycamore Networks, Inc. +                         100         250  Werner Enterprises, Inc.                           33         675
Symbol Technologies, Inc.                       1,262      10,916                                                          ---------
                                                                                                                             204,591
                                                                                                                           ---------


                       See Notes to Financial Statements.                     25


 ISI STRATEGY FUND, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                           MARKET                                                             MARKET
SECURITY                                       SHARES      VALUE                                                  SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.18%                                                  TOTAL COMMON STOCK
Allegheny Energy, Inc.                            100   $     570     (COST $15,129,491)                                 $14,684,493
Alliant Energy Corp. +                            100       1,602                                                        -----------
Ameren Corp.                                      200       8,080
American Electric Power Co., Inc.                 340       8,718   RIGHTS-0.00%
American Water Works Co., Inc. +                  100       4,478   Allied Capital Corp. Rights +*                    100          -
Aquila, Inc. +                                    400       1,480   Seagate Rights +*                                 300          -
Calpine Corp. +                                   100         200                                                        -----------
Cinergy Corp.                                     200       6,222
CMS Energy Corp.                                  100         783   TOTAL RIGHTS
Consolidated Edison, Inc.                         300      12,771      (COST $0)                                                   -
Constellation Energy Group, Inc.                  100       2,558                                                        -----------
DPL, Inc. +                                       100       1,380
DTE Energy Co.                                    200       9,018   WARRANTS-0.00%
Duke Energy Corp.                                 700      14,343   Golden State Bancorp., Inc. +                     100        106
Edison International +                             50         503   MasoTech +*                                       200          -
EL Paso Corp.                                     900       6,975   Seabulk International, Inc. +                       1          -
Energy East Corp. +                               100       2,130   Tokheim Corp. +                                   500          1
Entergy Corp.                                     300      13,227                                                        -----------
Exelon Corp.                                      362      18,245
FirstEnergy Corp.                                 200       6,490   TOTAL WARRANTS
FPL Group, Inc.                                   200      11,796      (COST $8,690)                                             107
Great Plains Energy, Inc. +                       100       2,255                                                        -----------
KeySpan Corp.                                     188       6,868
MDU Resources Group, Inc. +                       100       2,467
New Jersey Resources Corp.                         50       1,579
Nicor, Inc.                                       100       3,104
NiSource, Inc.                                     76       1,256
Northeast Utilities +                             100       1,505
Northwest Natural Gas Co.                         100       2,998
Ocean Energy, Inc. +                              100       1,863
Oneok, Inc. +                                     200       3,788
Pepco Holdings, Inc. +                            200       4,140
PG&E Corp. +                                      100       1,085
Piedmont Natural Gas Co.                          100       3,576
Pinnacle West Capital Corp.                       100       2,850
PPL Corp.                                         100       3,461
Progress Energy, Inc.                             200       8,344
Public Service Enterprise Group, Inc.             300       8,595
Puget Energy, Inc. +                              200       4,258
Questar Corp. +                                   100       2,580
Republic Services, Inc. +                         275       5,660
Sempra Energy                                     150       3,321
Southern Co.                                      700      20,790
TECO Energy, Inc.                                 100       1,480
TXU Corp.                                         300       4,305
Wisconsin Energy Corp. +                          100       2,298
                                                        ---------
                                                          235,995
                                                        ---------


26                     See Notes to Financial Statements.


 ISI STRATEGY FUND, INC. (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2002
                                                                      INTEREST          MATURITY           PAR            MARKET
SECURITY                                                                RATE              DATE            VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------

 US TREASURY OBLIGATIONS-19.16%

 US Treasury Bond                                                      9.25%            2/15/16       $ 1,000,000     $ 1,468,889
 US Treasury Bond                                                      8.75%            5/15/17         1,000,000       1,427,031
 US Treasury Bond                                                      7.25%            8/15/22           500,000         638,750
 US Treasury Note                                                      5.50%            5/15/09           250,000         282,285
                                                                                                                      -----------
     TOTAL US TREASURY OBLIGATIONS
        (COST $3,285,917)............................................................................................   3,816,955
                                                                                                                      -----------

 REPURCHASE AGREEMENT-6.64%
        GOLDMAN SACHS & CO.,
          Dated 10/31/02, 1.84%, principal and interest in the amount of $1,322,068 due 11/01/02, collateralized by US Treasury Bond, par value of $921,000,
          due 2/15/19 with a market value of $1,348,812..............................................................   1,322,000
                                                                                                                      -----------

      TOTAL REPURCHASE AGREEMENT
         (COST $1,322,000)...........................................................................................   1,322,000
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES-99.50%
         (COST $19,746,098)..........................................................................................  19,823,555
OTHER ASSETS IN EXCESS OF LIABILITIES-0.50%..........................................................................     100,203
                                                                                                                      -----------
NET ASSETS-100.00%................................................................................................... $19,923,758
                                                                                                                      ===========

------------------------------------------------------------------------------------------------------------------------------------
+    Non-income producing security.
ADR American Depositary Receipt.
*    Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of
     Directors.


                       See Notes to Financial Statements.                     27

 ISI FUNDS
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                                                                       OCTOBER 31, 2002
                                                                           TOTAL RETURN US            MANAGED
                                                                         TREASURY FUND, INC.    MUNICIPAL FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
  Investments:
     In securities, at market value
         (cost $220,707,370 and $88,534,167, respectively...............   $  228,606,995         $   94,404,451
     Repurchase agreement
         (cost $31,001,000 and $7,788,000, respectively)................       31,001,000              7,788,000
     Cash...............................................................              375                     12
  Receivables:
     Capital shares sold................................................        1,053,106                138,672
     Interest...........................................................        3,847,335              1,095,424
  Prepaid expenses......................................................           10,921                  3,996
                                                                           ---------------        ---------------
  Total assets..........................................................      264,519,732            103,430,555
                                                                           ---------------        ---------------

 LIABILITIES:
  Payables:
     Capital shares redeemed............................................          318,044                113,726
     Dividends..........................................................        1,076,796                  1,804
  Accrued Liabilities:
     Investment advisory fees...........................................           53,562                 34,643
     Distribution fees..................................................           55,703                 21,726
     Administration fees................................................           11,138                  4,353
     Accrued expenses and other.........................................           76,981                 56,357
                                                                           ---------------        ---------------
  Total liabilities.....................................................        1,592,224                232,609
                                                                           ---------------        ---------------
 Net assets.............................................................   $  262,927,508         $  103,197,946
                                                                           ===============        ===============

 COMPONENTS OF NET ASSETS:
     Paid in capital....................................................   $  256,136,774         $   97,329,466
     Distributions in excess of net investment income...................       (1,108,891)                (1,804)
     Net unrealized appreciation on investments.........................        7,899,625              5,870,284
                                                                           ---------------        ---------------
 Net assets.............................................................   $  262,927,508         $  103,197,946
                                                                           ===============        ===============

 SHARES OF BENEFICIAL INTEREST OUTSTANDING*.............................       25,831,077              9,380,560
                                                                           ===============        ===============

 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets / shares of beneficial interest outstanding)............   $        10.18         $        11.00
                                                                           ===============        ===============

 MAXIMUM OFFERING PRICE PER SHARE
    ($10.18 / 0.97 and $11.00 / 0.97, respectively).....................   $        10.49         $        11.34
                                                                           ===============        ===============

 * Unlimited shares authorized.


28                     See Notes to Financial Statements.

 ISI FUNDS
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                                                                       OCTOBER 31, 2002
                                                                         NORTH AMERICAN
                                                                           GOVERNMENT
                                                                         BOND FUND, INC.         STRATEGY FUND, INC.
 ASSETS:
  Investments:
     In securities, at market value
         (cost $217,048,889 and $18,424,098, respectively)..............   $  221,652,585         $   18,501,555
     Repurchase agreement
         (cost $31,403,000 and $1,322,000, respectively)................       31,403,000              1,322,000
  Foreign currency (cost $596,544 and $0, respectively).................          592,548                      -
  Cash..................................................................              217                    791
  Receivables:
     Capital shares sold................................................          941,774                 53,359
     Interest and dividends.............................................        3,475,522                 88,368
     Expense reimbursement by advisor...................................                -                 28,570
  Prepaid expenses......................................................           76,791                    848
                                                                           ---------------        ---------------
  Total assets..........................................................      258,142,437             19,995,491
                                                                           ---------------        ---------------

 LIABILITIES:
 Payables:
     Capital shares redeemed............................................          400,640                  4,250
     Dividends..........................................................           19,410                      -
  Accrued Liabilities:
     Investment advisory fees...........................................           86,515                      -
     Distribution fees..................................................           86,515                  4,139
     Administration fees................................................           10,824                  3,141
     Accrued expenses and other.........................................           43,649                 60,203
                                                                           ---------------        ---------------
  Total liabilities.....................................................          647,553                 71,733
                                                                           ---------------        ---------------
 Net assets.............................................................   $  257,494,884         $   19,923,758
                                                                           ===============        ===============

 COMPONENTS OF NET ASSETS:
  Paid in capital.......................................................   $  252,920,209         $   23,725,008
  Undistributed (distributions in excess of) net investment income......          (24,872)                12,959
  Accumulated net realized loss from investment transactions............                -             (3,891,666)
  Net unrealized appreciation on investments and foreign currencies.....        4,599,547                 77,457
                                                                           ---------------        ---------------
 Net assets.............................................................   $  257,494,884         $   19,923,758
                                                                           ===============        ===============
 SHARES OF BENEFICIAL INTEREST OUTSTANDING*.............................       32,082,198              2,194,372
                                                                           ===============        ===============
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets / shares of beneficial interest outstanding)............   $         8.03         $         9.08
                                                                           ===============        ===============

 MAXIMUM OFFERING PRICE PER SHARE
    ($8.03 / 0.97 and $9.08 / 0.9555, respectively)                        $         8.28         $         9.50
                                                                           ===============        ===============

 * Unlimited shares authorized.


                       See Notes to Financial Statements.                     29


 ISI FUNDS
------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                                       FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                       TOTAL RETURN US             MANAGED
                                                                     TREASURY FUND, INC.     MUNICIPAL FUND, INC.
------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Interest.......................................................... $     10,862,309           $   4,827,725
                                                                     -----------------          --------------

 EXPENSES:
  Investment advisory fees..........................................          621,999                 396,267
  Distribution fees:
     ISI Shares.....................................................          535,449                 221,243
     Class A Shares (a).............................................           88,128                  26,424
  Administration fees...............................................          176,733                  70,071
  Transfer agent fees...............................................          157,417                  42,130
  Custody fees......................................................           29,797                  17,301
  Professional fees.................................................           87,310                  62,744
  Accounting fees...................................................           68,457                  53,675
  Printing and shareholder reports..................................           24,349                  16,370
  Registration fees.................................................           35,564                  29,835
  Trustees' fees....................................................           24,888                   9,974
  Miscellaneous.....................................................            6,407                   9,828
                                                                     -----------------          --------------
     Total expenses.................................................        1,856,498                 955,862
  Less: fee waiver..................................................                -                 (23,211)
                                                                     -----------------          --------------
     Net expenses...................................................        1,856,498                 932,651
                                                                     -----------------          --------------
  Net investment income.............................................        9,005,811               3,895,074
                                                                     -----------------          --------------

 REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
  Net realized gain from investment transactions....................        6,049,948                 257,404
  Net change in unrealized appreciation on investments..............       (1,512,881)                853,535
                                                                     -----------------          --------------
  Net realized and unrealized gain on investments...................        4,537,067               1,110,939
                                                                     -----------------          --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................... $     13,542,878           $   5,006,013
                                                                     =================          ==============
------------------------------------------------------------------------------------------------------------------

(a) On February 28, 2002, the Class A Shares merged into the ISI Shares.


30                     See Notes to Financial Statements.


 ISI FUNDS
------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                     NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                                                                      APRIL 1, 2002 THROUGH      YEAR ENDED
                                                                       OCTOBER 31, 2002 (a)    MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------

 INVESTMENT INCOME:
  Interest.......................................................... $      6,801,266           $   9,512,040
                                                                     -----------------          --------------

 EXPENSES:
  Investment advisory fees..........................................          560,748                 663,125
  Distribution fees.................................................          560,748                 663,125
  Administration fees...............................................           82,550                 151,270
  Transfer agent fees...............................................           70,623                 134,282
  Custody fees......................................................           20,447                  31,528
  Professional fees.................................................           36,189                  57,846
  Accounting fees...................................................           44,790                  81,934
  Printing and shareholder reports..................................           18,593                  28,309
  Registration fees.................................................            5,536                  43,977
  Trustees' fees....................................................            9,281                  14,913
  Miscellaneous.....................................................            3,826                   4,083
                                                                     -----------------          --------------
     Total expenses.................................................        1,413,331               1,874,392
                                                                     -----------------          --------------
  Net investment income.............................................        5,387,935               7,637,648
                                                                     -----------------          --------------

 REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) from:
     Investment transactions........................................        1,957,980               4,545,129
     Foreign currency transactions..................................         (176,510)                721,975
                                                                     -----------------          --------------
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies.........................................       10,487,725              (7,138,087)
                                                                     -----------------          --------------
   Net realized and unrealized gain (loss) on investments
     and foreign currencies.........................................       12,269,195              (1,870,983)
                                                                     -----------------          --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................... $     17,657,130           $   5,766,665
                                                                     =================          ==============
------------------------------------------------------------------------------------------------------------------

(a) The fund changed its fiscal year end from March 31 to October 31.


                       See Notes to Financial Statements.                     31


 ISI FUNDS
------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                 ISI STRATEGY FUND, INC.
                                                                       JUNE 1, 2002 THROUGH          YEAR ENDED
                                                                         OCTOBER 31, 2002 (a)       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------

 INVESTMENT INCOME:
   Dividends........................................................ $        101,067           $     250,895
   Interest.........................................................          116,549                 356,629
                                                                     -----------------          --------------
     Total Income...................................................          217,616                 607,524
                                                                     -----------------          --------------

 EXPENSES:
   Investment advisory fees.........................................           35,096                 104,478
   Distribution fees................................................           21,935                  65,299
   Administration fees..............................................           15,000                  23,805
   Transfer agent fees..............................................           10,367                  18,906
   Custody fees.....................................................              937                   1,787
   Professional fees................................................           36,419                  67,211
   Accounting fees..................................................           21,180                  28,292
   Printing and shareholder reports.................................            3,014                  20,078
   Registration fees................................................           19,767                  20,489
   Trustees' fees...................................................              982                   2,575
   Amortization of organizational costs.............................            4,509                  14,815
   Miscellaneous....................................................            5,768                   2,701
                                                                     -----------------          --------------
     Total expenses.................................................          174,974                 370,436
   Less: fee waiver and/or expense reimbursements                             (60,905)                (59,554)
                                                                     -----------------          --------------
     Net expenses...................................................          114,069                 310,882
                                                                     -----------------          --------------
   Net investment income............................................          103,547                 296,642
                                                                     -----------------          --------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

   Net realized loss from investment transactions...................         (814,078)             (1,526,739)
   Net change in unrealized appreciation/depreciation on investments       (1,878,640)               (105,118)
                                                                     -----------------          --------------
   Net realized and unrealized loss on investments..................       (2,692,718)             (1,631,857)
                                                                     -----------------          --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS.......................... $     (2,589,171)          $  (1,335,215)
                                                                     =================          ==============
------------------------------------------------------------------------------------------------------------------
(a) The fund changed its fiscal year end from May 31 to October 31.


32                     See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.
------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                          ----------------------------------------
                                                                                  2002                 2001
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..................................................   $    9,005,811        $   11,329,673
   Net realized gain on investment transactions...........................        6,049,948             2,577,374
   Net change in unrealized appreciation on investments...................       (1,512,881)           18,374,243
                                                                             ---------------       ---------------
   Net increase in net assets from operations.............................       13,542,878            32,281,290
                                                                             ---------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and net realized short-term gains:
      ISI Shares..........................................................      (10,807,120)           (6,369,922)
      Class A Shares (a)..................................................       (2,230,399)           (4,985,448)
   Net realized long-term capital gains:
      ISI Shares..........................................................         (854,348)                    -
   Tax return of capital:
      ISI Shares..........................................................         (504,515)           (2,777,406)
      Class A Shares (a)..................................................          (96,495)           (2,173,748)
                                                                             ---------------       ---------------
   Total distributions....................................................      (14,492,877)          (16,306,524)
                                                                             ---------------       ---------------

CAPITAL SHARE TRANSACTIONS: (A)
   Proceeds from sale of shares
      ISI Shares..........................................................       34,572,482            14,380,980
      Class A Shares......................................................        4,895,334            32,714,491
   Contributions from share class merger
      ISI Shares..........................................................      102,172,420                     -
   Dividend reinvestments
      ISI Shares..........................................................        7,591,702             5,796,939
      Class A Shares......................................................        1,060,736             4,375,529
   Cost of shares redeemed
      ISI Shares..........................................................      (35,772,474)          (16,334,095)
      Class A Shares......................................................      (12,474,587)          (36,427,936)
   Redemptions from share class merger
      Class A Shares......................................................     (102,172,420)                    -
                                                                             ---------------       ---------------
   Net increase (decrease) in net assets from capital share transactions..         (126,807)            4,505,908
                                                                             ---------------       ---------------
   Total increase (decrease) in net assets................................       (1,076,806)           20,480,674
                                                                             ---------------       ---------------

NET ASSETS:
   Beginning of year......................................................      264,004,314           243,523,640
                                                                             ---------------       ---------------
   End of year (including distributions in excess of net investment
   income of $6,051,751 and $564,685, respectively).......................   $  262,927,508        $  264,004,314
                                                                             ===============       ===============


                       See Notes to Financial Statements.                     33


 TOTAL RETURN US TREASURY FUND, INC.
------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                          ----------------------------------------
                                                                                  2002                 2001
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS: (A)
   Shares sold
      ISI Shares..........................................................        3,496,625             1,469,756
      Class A Shares......................................................          500,532             3,322,505
   Shares issued in connection with share class merger
      ISI Shares..........................................................       10,551,813                     -
   Shares issued to shareholders on reinvestment of dividends
      ISI Shares..........................................................          774,546               590,005
      Class A Shares......................................................          109,242               445,404
   Shares redeemed
      ISI Shares..........................................................       (3,661,239)           (1,672,224)
      Class A Shares......................................................       (1,278,524)           (3,704,310)
   Shares redeemed in connection with share class merger
      Class A Shares......................................................      (10,551,813)                    -
                                                                             ---------------       ---------------
   Net increase (decrease) in shares from capital share transactions......          (58,818)              451,136
                                                                             ===============       ===============
------------------------------------------------------------------------------------------------------------------
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


34                     See Notes to Financial Statements.


 MANAGED MUNICIPAL FUND, INC.
------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                          ----------------------------------------
                                                                                  2002                 2001
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..................................................   $    3,895,074        $    4,165,640
   Net realized gain on investment transactions...........................          257,404               726,546
   Net change in unrealized appreciation on investments...................          853,535             4,331,188
                                                                             ---------------       ---------------
   Net increase in net assets from operations.............................        5,006,013             9,223,374
                                                                             ---------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and net realized short-term gains:
      ISI Shares..........................................................       (3,625,097)           (2,918,108)
      Class A Shares......................................................         (478,023)           (1,436,373)
   Net realized long-term gains:
      ISI Shares..........................................................         (575,789)              (46,163)
      Class A Shares......................................................         (150,753)              (22,723)
                                                                             ---------------       ---------------
   Total distributions....................................................       (4,829,662)           (4,423,367)
                                                                             ---------------       ---------------

CAPITAL SHARE TRANSACTIONS: (A)
   Proceeds from sale of shares
      ISI Shares..........................................................       18,934,042             3,061,396
      Class A Shares......................................................          534,152            20,720,541
   Contributions from share class merger
      ISI Shares..........................................................       31,732,581                     -
   Dividend reinvestments
      ISI Shares..........................................................        1,895,264             1,308,576
      Class A Shares......................................................          296,034             1,330,878
   Cost of shares redeemed
      ISI Shares..........................................................      (15,996,773)           (6,655,103)
      Class A Shares......................................................       (2,191,497)          (22,882,137)
   Redemptions from share class merger
      Class A Shares......................................................      (31,732,581)                    -
                                                                             ---------------       ---------------
   Net increase (decrease) in net assets from capital share transactions..        3,471,222            (3,115,849)
                                                                             ---------------       ---------------
   Total increase in net assets...........................................        3,647,573             1,684,158
                                                                             ---------------       ---------------

NET ASSETS:
   Beginning of year......................................................       99,550,373            97,866,215
                                                                             ---------------       ---------------
   End of year (including distributions in excess of net investment
     income of $480,848 and $2,324, respectively).........................   $  103,197,946        $   99,550,373
                                                                             ===============       ===============


                       See Notes to Financial Statements.                     35


 MANAGED MUNICIPAL FUND, INC.
------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                          ----------------------------------------
                                                                                  2002                 2001
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS: (A)
   Shares sold
      ISI Shares..........................................................        1,738,501               283,865
      Class A Shares......................................................           49,939             1,918,240
   Shares issued in connection with share class merger
      ISI Shares..........................................................        2,917,173                     -
   Shares issued to shareholders on reinvestment of dividends
      ISI Shares..........................................................          174,818               121,956
      Class A Shares......................................................           27,402               123,739
   Shares redeemed
      ISI Shares..........................................................       (1,467,447)             (616,364)
      Class A Shares......................................................         (204,623)           (2,113,019)
   Shares redeemed in connection with share class merger
      Class A Shares......................................................       (2,917,173)                    -
                                                                             ---------------       ---------------
   Net increase (decrease) in shares from capital share transactions......          318,590              (281,583)
                                                                             ===============       ===============
------------------------------------------------------------------------------------------------------------------
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


36                     See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
----------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            APRIL 1, 2002 THROUGH     FOR THE YEARS ENDED MARCH 31,
                                                             OCTOBER 31, 2002 (A) ------------------------------------
                                                                                       2002                2001
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................   $   5,387,935      $   7,637,648       $   4,833,838
   Net realized gain on investment
      and foreign currency transactions....................       1,781,470          5,267,104           1,870,087
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currencies...................................      10,487,725         (7,138,087)          2,716,921
                                                              --------------     --------------      --------------
   Net increase in net assets from operations..............      17,657,130          5,766,665           9,420,846
                                                              --------------     --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and net realized
      short-term capital gains.............................      (6,543,691)       (11,728,591)         (5,599,008)
   Distribution in excess of net
      investment income....................................               -            (12,671)            (78,123)
   Net realized long-term capital gains....................        (632,453)        (1,176,161)           (602,463)
   Tax return of capital...................................      (3,573,142)        (1,611,215)         (1,282,349)
                                                              --------------     --------------      --------------
   Total distributions.....................................     (10,749,286)       (14,528,638)         (7,561,943)
                                                              --------------     --------------      --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares............................      49,986,841        121,835,448          60,681,520
   Dividend reinvestments..................................       5,738,371          7,703,881           3,786,500
   Cost of shares redeemed.................................     (25,767,420)       (17,593,303)        (10,579,028)
                                                              --------------     --------------      --------------
   Net increase in net assets from
      capital share transactions...........................      29,957,792        111,946,026          53,888,992
                                                              --------------     --------------      --------------
   Total increase in net assets............................      36,865,636        103,184,053          55,747,895

NET ASSETS:
   Beginning of year.......................................     220,629,248        117,445,195          61,697,300
                                                              --------------     --------------      --------------
   End of year (including distributions in
      excess of net investment income
      of $5,379,484, $18,133 and $5,462,
      respectively)........................................   $ 257,494,884      $ 220,629,248       $ 117,445,195
                                                              ==============     ==============      ==============

SHARE TRANSACTIONS:
   Shares sold.............................................       6,302,362         15,153,019           7,571,029
   Shares issued to shareholders on
      reinvestment of dividends............................         728,793            959,827             473,005
   Shares redeemed.........................................      (3,246,075)        (2,189,379)         (1,318,937)
                                                              --------------     --------------      --------------
   Net increase in shares from
      capital share transactions...........................       3,785,080         13,923,467           6,725,097
                                                              ==============     ==============      ==============

----------------------------------------------------------------------------------------------------------------------
(a) The fund changed its fiscal year end from March 31 to October 31.


                       See Notes to Financial Statements.                     37


 ISI STRATEGY FUND, INC.
----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            JUNE 1, 2002 THROUGH         FOR THE YEARS ENDED MAY 31,
                                                            OCTOBER 31, 2002 (A) -------------------------------------------
                                                                                           2002               2001
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................   $     103,547         $     296,642       $     672,202
   Net realized loss on investment transactions............        (814,078)           (1,526,739)         (1,607,159)
   Net change in unrealized appreciation/
      depreciation on investments..........................      (1,878,640)             (105,118)             73,715
                                                              --------------        --------------      --------------
   Net decrease in net assets from operations..............      (2,589,171)           (1,335,215)           (861,242)
                                                              --------------        --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and short-term
      capital gains........................................        (136,525)             (307,863)           (745,464)
   Net realized long-term capital gains....................               -                     -          (1,728,144)
                                                              --------------        --------------      --------------
   Total distributions.....................................        (136,525)             (307,863)         (2,473,608)
                                                              --------------        --------------      --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares............................         647,734             4,461,904           1,689,782
   Dividend reinvestments..................................         122,740               276,748           2,203,947
   Cost of shares redeemed.................................      (2,518,850)           (5,748,944)        (10,051,377)
                                                              --------------        --------------      --------------
   Net decrease in net assets from
      capital share transactions...........................      (1,748,376)           (1,010,292)         (6,157,648)
                                                              --------------        --------------      --------------
   Total decrease in net assets............................      (4,474,072)           (2,653,370)         (9,492,498)

NET ASSETS:
   Beginning of year.......................................      24,397,830            27,051,200          36,543,698
                                                              --------------        --------------      --------------
   End of year (including undistributed
      net investment income of $12,959,
      $45,937 and $57,158, respectively)...................   $  19,923,758         $  24,397,830       $  27,051,200
                                                              ==============        ==============      ==============

SHARE TRANSACTIONS:
   Shares sold.............................................          70,518               426,058             157,628
   Shares issued to shareholders on
      reinvestment of dividends............................          13,501                26,909             178,024
   Shares redeemed.........................................        (274,011)             (553,271)           (858,100)
                                                              --------------        --------------      --------------
   Net decrease in shares from capital share transactions..        (189,992)             (100,304)           (522,448)
                                                              ==============        ==============      ==============

----------------------------------------------------------------------------------------------------------------------------
(a) The fund changed its fiscal year end from May 31 to October 31.


38                     See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
ISI SHARES
                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                      2002         2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period.........   $  10.20     $   9.57      $   9.35      $  10.62      $  10.04
                                                   ---------    ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income........................       0.35         0.45          0.50          0.64          0.51
   Net realized and unrealized gain (loss)
      on investments............................       0.20         0.82          0.38         (1.03)         0.71
                                                   ---------    ---------     ---------     ---------     ---------
   Total from investment operations.............       0.55         1.27          0.88         (0.39)         1.22
                                                   ---------    ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS FROM:
   Net investment income and short-term
      capital gains.............................      (0.51)       (0.45)        (0.50)        (0.71)        (0.64)
   Net realized long-term capital gains.........      (0.04)           -             -         (0.17)            -
   Tax return of capital........................      (0.02)       (0.19)        (0.16)            -             -
                                                   ---------    ---------     ---------     ---------     ---------
   Total distributions..........................      (0.57)       (0.64)        (0.66)        (0.88)        (0.64)
                                                   ---------    ---------     ---------     ---------     ---------
   Net asset value, end of period...............   $  10.18     $  10.20      $   9.57      $   9.35      $  10.62
                                                   =========    =========     =========     =========     =========
TOTAL RETURN 1..................................       5.78%       13.57%         9.49%        (3.82)%       12.50%
SUPPLEMENTAL DATA AND RATIOS
   Net assets, end of period (000s).............   $262,928     $149,588      $136,728      $151,532      $171,336
   Ratios to average daily net assets:
   Net investment income........................       3.64%        4.51%         5.10%         4.68%         4.98%
   Expenses.....................................       0.74%        0.78%         0.82%         0.81%         0.85%
   Portfolio turnover rate......................        129%          61%           15%           77%          179%

---------------------------------------------------------------------------------------------------------------------
1 Total return excludes the effect of sales charges.


                       See Notes to Financial Statements.                     39


 MANAGED MUNICIPAL FUND, INC.
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
ISI SHARES
                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                      2002         2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period.........   $  10.99     $  10.47      $  10.12      $  11.01      $  10.79
                                                   ---------    ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income........................       0.45         0.45          0.47          0.45          0.46
   Net realized and unrealized gain (loss)
      on investments............................       0.09         0.55          0.36         (0.83)         0.33
                                                   ---------    ---------     ---------     ---------     ---------
   Total from investment operations.............       0.54         1.00          0.83         (0.38)         0.79
                                                   ---------    ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS:
   Net investment income and short-term
      capital gains.............................      (0.45)       (0.47)        (0.48)        (0.47)        (0.54)
   Net realized long-term capital gains.........      (0.08)       (0.01)            -         (0.04)        (0.03)
                                                   ---------    ---------     ---------     ---------     ---------
   Total distributions..........................      (0.53)       (0.48)        (0.48)        (0.51)        (0.57)
                                                   ---------    ---------     ---------     ---------     ---------
   Net asset value, end of period...............   $  11.00     $  10.99      $  10.47      $  10.12      $  11.01
                                                   =========    =========     =========     =========     =========

TOTAL RETURN 1..................................       5.11%        9.76%         8.44%        (3.61)%        7.51%
SUPPLEMENTAL DATA AND RATIOS
   Net assets, end of period (000s).............   $103,198      $66,105       $65,233       $70,609       $80,749
   Ratios to average daily net assets:
   Net investment income........................       3.92%        4.18%         4.60%         4.23%         4.24%
   Expenses after waivers and/or
      reimbursements............................       0.94%        0.93%         0.90%         0.90%         0.90%
   Expenses before waivers and/or
      reimbursements............................       0.96%        0.99%         1.01%         1.10%         1.13%
   Portfolio turnover rate......................         11%          21%           22%            8%           18%

---------------------------------------------------------------------------------------------------------------------
1 Total return excludes the effect of sales charges.


40                     See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                              APRIL 1, 2002                   FOR THE YEARS ENDED MARCH 31,
                                                 THROUGH         ---------------------------------------------------------
                                               10/31/2002 1         2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period         $   7.80         $   8.17    $   8.07    $   8.42    $   8.74    $   8.29
                                                ---------        ---------   ---------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.18             0.38        0.44        0.49        0.60        0.61
   Net realized and unrealized gain (loss)
      on investments and foreign currency           0.41            (0.03)       0.38       (0.12)      (0.09)       0.56
                                                ---------        ---------   ---------   ---------   ---------   ---------
   Total from investment operations                 0.59             0.35        0.82        0.37        0.51        1.17
                                                ---------        ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
   Net investment income and
      short-term capital gains                     (0.22)           (0.58)      (0.53)      (0.49)      (0.60)      (0.67)
   In excess of net investment income                  -               -3       (0.01)          -           -       (0.05)
   Net realized long-term capital gains            (0.02)           (0.06)      (0.06)          -       (0.23)          -
                                                ---------        ---------   ---------   ---------   ---------   ---------
   Tax return of capital                           (0.12)           (0.08)      (0.12)      (0.23)          -           -
                                                ---------        ---------   ---------   ---------   ---------   ---------
   Total distributions                             (0.36)           (0.72)      (0.72)      (0.72)      (0.83)      (0.72)
                                                ---------        ---------   ---------   ---------   ---------   ---------
   Net asset value, end of period               $   8.03         $   7.80    $   8.17    $   8.07    $   8.42    $   8.74
                                                =========        =========   =========   =========   =========   =========

TOTAL RETURN 2                                      7.75% 4          4.38%      10.74%       4.82%       5.96%      14.65%
SUPPLEMENTAL DATA AND RATIOS
   Net assets, end of period (000s)             $257,495         $220,629    $117,445     $61,697     $55,891    $ 52,018
   Ratios to average daily net assets:
   Net investment income                            3.84% 5          4.60%       5.62%       5.59%       5.79%       7.17%
   Expenses after waivers and/or
      reimbursements                                1.01% 5          1.13%       1.24%       1.25%       1.25%       1.25%
   Expenses before waivers and/or
      reimbursements                                1.01% 5          1.13%       1.24%       1.41%       1.42%       1.28%
   Portfolio turnover rate                            95% 4           136%         89%         32%        173%        125%
--------------------------------------------------------------------------------------------------------------------------
1 The fund changed its fiscal year end from March 31 to October 31.
2 Total return excludes the effect of sales charges.
3 Less than $0.01 per share.
4 Not Annualized.
5 Annualized.


                       See Notes to Financial Statements.                     41

--------------------------------------------------------------------------------------------------------------------------
STRATEGY FUND, INC.


FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                         JUNE 1, 2002             FOR THE YEARS ENDED MAY 31,       SEPTEMBER 16, 1997 2
                                            THROUGH        ----------------------------------------       THROUGH
                                        OCTOBER 31, 2002 1   2002      2001       2000       1999       MAY 31, 1998
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period.      $  10.23   $  10.89   $  12.15   $  11.91   $  11.00        $  10.00
                                              ---------  ---------  ---------  ---------  ---------       ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.................         0.05       0.12       0.25       0.26       0.21            0.13
   Net realized and unrealized gain (loss)
      on investments.....................        (1.14)     (0.66)     (0.62)      0.46       1.10            0.96
                                              ---------  ---------  ---------  ---------  ---------       ---------
   Total from investment operations......        (1.09)     (0.54)     (0.37)      0.72       1.31            1.09
                                              ---------  ---------  ---------  ---------  ---------       ---------

LESS DISTRIBUTIONS:
   Net investment income.................        (0.06)     (0.12)     (0.27)     (0.24)     (0.21)          (0.09)
   Net realized gains....................            -          -      (0.62)     (0.24)     (0.19)              -
                                              ---------  ---------  ---------  ---------  ---------       ---------
   Total distributions...................        (0.06)     (0.12)     (0.89)     (0.48)     (0.40)          (0.09)
                                              ---------  ---------  ---------  ---------  ---------       ---------
   Net asset value, end of period........     $   9.08   $  10.23   $  10.89   $  12.15   $  11.91        $  11.00
                                              =========  =========  =========  =========  =========       =========

TOTAL RETURN 3...........................       (10.65)% 4  (4.93)%    (3.32)%     6.09%     12.15%          10.94%
SUPPLEMENTAL DATA AND RATIOS
   Net assets, end of period (000s)......     $ 19,924   $ 24,398   $ 27,051   $ 36,544   $ 35,734        $ 18,220
   Ratios to average daily net assets:
   Net investment income.................         1.18% 5    1.14%      2.09%      2.10%      1.81%           2.03% 4
   Expenses after waivers and/or
   reimbursements........................         1.30% 5    1.19%      1.00%      1.00%      1.00%           1.00% 4
   Expenses before waivers and/or
   reimbursements........................         1.99% 5    1.42%     1.38%       1.31%      1.68%           2.25% 4
   Portfolio turnover rate...............           12% 4      72%        57%        59%        32%             20%

----------------------------------------------------------------------------------------------------------------------
1 The fund changed its fiscal year end from May 31 to October 31.
2 Commencement of Operations.
3 Total Return figures exclude the impact of sales charges.
4 Not Annualized.
5 Annualized.


42                     See Notes to Financial Statements.

 ISI FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

     Total Return US Treasury Fund, Inc. (`Total Return'), Managed Municipal Fund, Inc. (`Managed Municipal'), North American Government Bond Fund, Inc. (`North American') and ISI Strategy Fund, Inc. (`Strategy') (each, a `Fund' and, collectively, the `Funds') are registered under the Investment Company Act of 1940 (the `Act'), as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

     Effective October 31, 2002, North American changed its fiscal year end from March 31 to October 31 and Strategy changed its fiscal year end from May 31 to October 31.

     Each of the Funds currently offers one class of shares to investors: ISI Shares. ISI Shares in Total Return, Managed Municipal and North American are subject to a maximum front-end sales charge of 3.00%. ISI Shares in Strategy are subject to a maximum front-end sales charge of 4.45%. Prior to February 28, 2002, Total Return and Managed Municipal offered Deutsche Asset Management Class A Shares (`Class A Shares') to investors. On February 28, 2002, the Class A Shares were merged into the ISI Shares.

B. VALUATION OF SECURITIES

     The Funds value their investments at market value.

     When valuing fixed income securities, the Funds use the last bid price prior to the calculation of the Funds' net asset value. If a current bid price is not available, the Funds use the mean between the latest quoted bid and asked prices.

     When valuing listed equity securities, the Funds use the last sale price prior to the calculation of the Funds' net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Funds use the bid price in the over-the-counter market.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Board of Directors. The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. After consideration of various factors, the Funds may value the securities at their last reported price or at fair value. On October 31, 2002, Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. Income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

     Total Return pays a daily dividend and, Managed Municipal and North American pay monthly dividends at a rates approved by the Funds' Board of Directors. To the extent that their net investment income and short-term capital gains are less than the approved rate, the Funds may pay some of their dividends from long-term capital gains or as a return of shareholder capital. Strategy pays dividends quarterly from its net investment income and annually from capital gains. An additional distribution of net realized short-term and long-term capital gains earned by the Funds, if any, may be made annually to the extent they exceed capital loss carryforwards. The Funds record dividends and distributions on the ex-dividend date.

--------------------------------------------------------------------------------

E. FEDERAL INCOME TAXES

     It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income taxes have been accrued.

     The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arise. As of October 31, 2002, Managed Municipal reclassified ($208,566) from "distributions in excess of net investment income" to "paid in capital".

F. FOREIGN CURRENCY TRANSLATION

     The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

     Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds, foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest recorded on its books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

     North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date that the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

     The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On October 31, 2002 there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

     The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ORGANIZATION COSTS

     Organization and initial registration costs incurred (prior to June 1998) in connection with establishing Strategy have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the Fund's commencement of operations.

--------------------------------------------------------------------------------

J. ESTIMATES

     In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     International Strategy & Investment, Inc. (`ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on their average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees and/or reimburse expenses of Managed Municipal through February 28, 2003, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Fund. ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through July 31, 2003, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Fund. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through September 30, 2003, to the extent necessary, to limit all expenses to 1.30% of the average daily net assets of the Fund. Prior to October 1, 2001, ISI limited Strategy's expenses to 1.00% of average daily net assets.

     Los Angeles Capital Management and Equity Research, Inc. (`LA Capital') is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. Prior to March 29, 2002, Wilshire Associates, Inc. served as Sub-Advisor. The Sub-Advisor is paid by ISI.

     Forum Administrative Services, LLC (`FAdS') is the Funds' Administrator. FAdS receives, for its services, a minimum monthly fee of $3,000 per Fund or an annual fee based on the each Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.05% on the first $750 million and 0.03% of the amount in excess of $750 million. Prior to May 27, 2002, Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, served as the Funds' Administrator. The Funds paid FAdS and ICCC, for services rendered, the following amounts for the periods indicated:

Year Ended October 31, 2002       FAdS          ICCC
---------------------------   ----------     ----------
Total Return                  $   54,556     $ 122,177
Managed Municipal                 21,697        48,374


March 31, 2002 through October 31, 2002
---------------------------------------
North American                $   52,488     $  30,062


May 31, 2002 through October 31, 2002
-------------------------------------
Strategy                      $   15,000     $       -


Forum Shareholder Services, LLC ('FSS') is the Funds' Transfer Agent. FSS receives for its services an annual fee and a monthly per account fee, all of which are calculated daily and paid monthly. Prior to May 27, 2002, ICCC served as the Funds' Transfer Agent. The Funds paid FSS and ICCC, for services rendered, the following amounts for the periods indicated:

Year Ended October 31, 2002        FSS          ICCC
---------------------------   ----------     ----------
Total Return                  $   51,422     $ 105,995
Managed Municipal                 13,636        28,494


March 31, 2002 through October 31, 2002
---------------------------------------
North American                $   49,853     $  20,770


May 31, 2002 through October 31, 2002
-------------------------------------
Strategy                      $   10,367     $       -

--------------------------------------------------------------------------------

     Forum Accounting Services, LLC (`FAcS') is the Funds' Accountant. FAcS receives for its services a monthly fee plus an annual fee based on the each Fund's average daily net assets, all of which are calculated daily and paid monthly. Prior to May 27, 2002, ICCC served as the Funds' Accountant. The Funds paid FAcS and ICCC, for services rendered, the following amounts for the periods indicated:

Year Ended October 31, 2002       FAcS          ICCC
---------------------------   ----------     ----------
Total Return                  $   24,237     $  44,220
Managed Municipal                 22,594        31,081


March 31, 2002 through October 31, 2002
---------------------------------------
North American                $   30,410     $  14,380


May 31, 2002 through October 31, 2002
-------------------------------------
Strategy                      $   21,180     $       -

     Certain officers and directors of the Funds are also officers or directors of ISI or FAcS. These persons are not paid by the Funds for serving in these capacities.

     The Northern Trust Company is the Funds' Custodian. Prior to May 27, 2002, Bankers Trust Company, an affiliate of ICCC, was the Funds' Custodian.

     ISI Group, Inc. (`ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. Total Return, Managed Municipal and Strategy each pay ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% of its average daily net assets.

     For the fiscal periods ended October 31, 2002, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, North American and Strategy of $40,065, $14,076, $109,616 and $1,304, respectively.

     ICC Distributors, Inc. (`ICC Distributors') provided distribution services, pursuant to Rule 12b-1, for the Class A Shares of Total Return and Managed Municipal from November 1, 2001 through February 28, 2002.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

     The Funds' determine their net investment income (NII) and capital gains distributions in accordance with income tax regulations, which may differ from accounting principles generally accepted in the US. Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

---------------------------------------------------------------------------------------------------------------------
                        Ordinary Income        Tax-Exempt Income     Long Term Capital Gains   Return of Capital
---------------------------------------------------------------------------------------------------------------------
                         October 31,              October 31,              October 31,            October 31,
                         -----------              -----------              -----------            -----------
                        2001       2002        2001         2002       2001         2002       2001         2002
                        ----       ----        ----         ----       ----         ----       ----         ----

Total Return        $11,355,370 $13,037,519  $        -  $        -  $       -   $ 854,348   $4,951,154  $ 601,010
Managed Municipal       379,134     301,256   3,975,347   3,801,864     68,886     726,542            -          -

                     March 31,  October 31,  March 31,  October 31,  March 31,   October 31, March 31,   October 31,
                       2002        2002        2002        2002        2002          2002      2002         2002
                       ----        ----        ----        ----        ----          ----      ----         ----
North American      $11,741,262 $6,543,691   $       -   $       -   $1,176,161  $ 632,453   $1,611,215  $3,573,142

                      May 31,   October 31,   May 31,   October 31,   May 31,    October 31,  May 31,   October 31,
                        2002       2002        2002        2002        2002         2002       2002         2002
                       ----        ----        ----        ----        ----          ----      ----         ----
Strategy            $  307,863  $  136,525   $       -   $       -   $       -   $       -   $      -    $       -
---------------------------------------------------------------------------------------------------------------------

 ISI FUNDS NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended October 31, 2002 were as follows:

-------------------------------------------------------------------------------------------------
                           Non-US Government Obligations        US Government Obligations
-------------------------------------------------------------------------------------------------
                           Purchases             Sales          Purchases           Sales
Total Return            $          -         $          -    $  272,010,110   $   333,812,683
Managed Municipal         10,634,285           13,204,798                 -                 -
North American            20,276,884            7,736,223       161,582,509       151,752,042
Strategy                   2,492,673            2,661,304                 -         1,995,430
-------------------------------------------------------------------------------------------------

     For federal income tax purposes, cost basis of investments, aggregate gross unrealized appreciation and depreciation for all investments held at October 31, 2002 were as follows:

-------------------------------------------------------------------------------------------------
                                                                               Net Appreciation
                           Cost Basis        Appreciation       Depreciation   (Depreciation)
-------------------------------------------------------------------------------------------------
Total Return             $ 251,708,370      $   7,899,625     $            -     $   7,899,625
Managed Municipal           96,322,167          5,951,163            (80,879)        5,870,284
North American             248,451,889          5,046,229           (442,533)        4,603,696
Strategy                    20,013,486                  -           (189,931)         (189,931)
-------------------------------------------------------------------------------------------------

     As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

-------------------------------------------------------------------------------------------------
                                                Capital          Unrealized
                            Undistributed        Loss           Appreciation
                           Ordinary Income   Carryforward      (Depreciation)        Total
-------------------------------------------------------------------------------------------------
Total Return               $            -    $          -      $    7,899,625    $   7,899,625
Managed Municipal                       -               -           5,870,284        5,870,284
North American                          -               -           4,603,696        4,603,696
Strategy                           12,959      (3,624,279)           (189,931)      (3,801,251)
-------------------------------------------------------------------------------------------------

     Strategy's capital loss carryforwards of $1,749,212 and $1,875,067 expire in 2009 and 2010, respectively.


NOTE 4 - MARKET AND CREDIT RISK

     North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by international organizations may be affected by adverse international political and economic developments that may not impact the value of US government securities.

 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
Total Return U.S. Treasury Fund, Inc.
Managed Municipal Fund, Inc.

     We have audited the accompanying statements of assets and liabilities of Total Return U.S. Treasury Fund, Inc. and Managed Municipal Fund, Inc. (the "Funds"), including the schedules of investments, as of October 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Total Return U.S. Treasury Fund, Inc. for the years presented through October 31, 2000 were audited by other auditors whose report dated December 8, 2000 expressed an unqualified opinion on those financial highlights. The financial highlights of Managed Municipal Fund, Inc. for the years presented through October 31, 2000 were audited by other auditors whose reports dated December 8, 2000 and December 14, 1999, respectively, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at October 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
December 6, 2002

 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
North American Government Bond Fund, Inc.
ISI Strategy Fund, Inc.

     We have audited the accompanying statements of assets and liabilities of North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc. (the "Funds"), including the schedules of investments, as of October 31, 2002, and the related statements of operations for each of the periods presented therein, and the statements of changes in net assets and financial highlights for the period ended October 31, 2002 and the year ended March 31, 2002 with respect to North American Government Bond Fund, Inc. and for the period ended October 31, 2002 and the year ended May 31, 2002 with respect to ISI Strategy Fund, Inc. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of North American Government Bond Fund, Inc. for the years presented through March 31, 2001 were audited by other auditors whose reports dated April 27, 2001 and April 30, 1999, respectively, expressed unqualified opinions on those financial statements and financial highlights. The financial statements and financial highlights of ISI Strategy Fund, Inc. for the years presented through May 31, 2001 were audited by other auditors whose report dated June 29, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at October 31, 2002, the results of their operations for each of the periods presented therein, and the statements of changes in net assets and financial highlights for the period ended October 31, 2002 and the year ended March 31, 2002 with respect to North American Government Bond Fund, Inc. and for the period ended October 31, 2002 and the year ended May 31, 2002 with respect to ISI Strategy Fund, Inc., in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
December 6, 2002

 FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  NAME, BIRTH DATE AND                                     BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                          DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
  Joeseph R. Hardiman                           Private Equity Investor (1997 to present); Director, Soundview Technology
     5/27/37                                    Group, Inc. (investment banking) (July 1998 to present), Corvis Corporation
     Director since 1998.                       (optical networks) (July 2000 to present), The Nevis Fund (registered investment company) (July 1999 to present), Brown Investment Advisory &
                                                Trust Company (February 2001 to present), and certain funds in the Scudder
                                                Funds (formerly the Deutsche Asset Management Family of Funds)
                                                (registered investment companies) (March 1998 to present). Formerly,
                                                Director, Circon Corp. (medical instruments) (November 1998 to January
                                                1999); President and Chief Executive Officer, The National Association of
                                                Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987 to 1997);
                                                Director, Flag Investors Emerging Growth Fund, Inc. and Flag Investors
                                                Short-Intermediate Income Fund, Inc. (registered investment companies)
                                                (resigned 2000).
----------------------------------------------------------------------------------------------------------------------------
  W. Murray Jacques                             President, WMJ Consulting, LLC (real estate investment management
     3/28/36                                    company) (1999 to present), Chairman, Saint David s School (2002 to
     Director since 2002.                       present). Formerly, Chairman and Chief Executive Officer, VIB
                                                Management, Inc. (asset management company) (1994 to 1999), VIB N.V.
                                                (1994 to 1995) (real estate investment company), Trustee, Fifth Avenue
                                                Presbyterian Church (1991 to 1995); Jacques & Kurdziel, Inc. (real estate investment management company) (1983 to 1994).
----------------------------------------------------------------------------------------------------------------------------
  Louis E. Levy                                 Director, Household International (banking and finance) (1992 to present)
     11/16/32                                   and certain funds in the Scudder Funds (formerly the Deutsche Asset
     Director since 1994.                       Management Family of Funds) (registered investment companies) (1993 to present). Formerly, Chairman of the Quality Control Inquiry Committee,
                                                American Institute of Certified Public Accountants (1992 to 1998); Director,
                                                Kimberly-Clark Corporation, (personal consumer products) (retired 2000)
                                                and Partner, KPMG Peat Marwick, (retired 1990).
----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------
  Carl W. Vogt, Esq.*                           Of Counsel, Fulbright & Jaworski, LLP, (law) (2002 to present); Director, Yellow
     4/20/36                                    Corporation (trucking) (1996 to present), American Science & Engineering (x-
     Director since 1998.                       ray detection equipment) (1997 to present) and certain funds in the Scudder
                                                Funds (formerly, the Deutsche Asset Management Family of Funds) (registered investment companies) (2000 to present). Formerly, Chairman and Member,
                                                National Railroad Passenger Corporation (Amtrak) (1991 to 1992); Member,
                                                Aviation System Capacity Advisory Committee (Federal Aviation
                                                Administration); President (interim) of Williams College (1999 to 2000);
                                                President, certain funds in Deutsche Asset Management Family of Funds
                                                (formerly, Flag Investors Family of Funds) (registered investment companies)
                                                (1999 to 2000).
----------------------------------------------------------------------------------------------------------------------------


50


 FUND DIRECTORS AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  NAME, BIRTH DATE AND                                     BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                          DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
  Edward S. Hyman*                              Chairman, International Strategy & Investment, Inc. (registered investment
     4/8/45                                     advisor) (April 1991 to present); Chairman and President, International
     Director since 1991.                       Strategy & Investment Group, Inc. (registered investment advisor and broker-
                                                dealer) (1991 to present).
----------------------------------------------------------------------------------------------------------------------------
  R. Alan Medaugh                               President, International Strategy & Investment, Inc. (registered investment
     8/20/43                                    advisor) (1991 to present). Formerly, Director, International Strategy &
     President since 1991.                      Investment Group, Inc. (1991 to 1999).
----------------------------------------------------------------------------------------------------------------------------
  Thomas D. Stevens 2                           Chief Executive Officer and President, Los Angeles Capital Management and
     5/27/49                                    Equity Research, Inc. (registered investment advisor) (March 1999 to present).
     Vice President since 1997.                 Formerly, Senior Vice President and Principal, Wilshire Associates
                                                Incorporated (registered investment advisor) (1980-1999); Chief Investment
                                                Officer, Wilshire Asset Management (registered investment advisor) (1980 to
                                                1999).
----------------------------------------------------------------------------------------------------------------------------
  Carrie L. Butler                              Managing Director, International Strategy & Investment, Inc. (registered
     5/1/67                                     investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Vice President since 1991.                 International Strategy & Investment, Inc. (registered investment advisor)
                                                (1991 to 2000).
----------------------------------------------------------------------------------------------------------------------------
  Edward J. Veilleux                            President, EJV Financial Services, LLC. Trustee, Devcap Trust (registered
     8/26/43                                    investment company) (2000 to present). Formerly, Director, Deutsche Asset
     Vice President since 1992.                 Management (formerly B.T. Alex Brown, Inc.) (October 1965 to May 2002);
                                                Executive Vice President, Investment Company Capital Corp. (April 2000 to
                                                May 2002).
----------------------------------------------------------------------------------------------------------------------------
  Steven V. Killorin                            Executive Managing Director and Chief Financial Officer, International
     6/27/53                                    Strategy & Investment Inc. (registered investment advisor) (December 2000
     Vice President since 2002.                 to present). Formerly, Controller, Sanford C. Bernstein & Co., Inc. (registered investment advisor) (November 1999 to December 2000) and Managing
                                                Director, Deutsche Bank (May 1994 to November 1999).
----------------------------------------------------------------------------------------------------------------------------
  Margaret M. Beeler                            Associate Managing Director, International Strategy & Investment, Inc.
     3/1/67                                     (registered investment advisor) (2000 to present). Formerly, Assistant Vice
     Assistant Vice President                   President, International Strategy & Investment, Inc. (registered investment
     since 1996.                                advisor) (1996 to 2000); Marketing Representative, US Healthcare, Inc. (1995
                                                to 1996); Sales Manager, Donna Maione, Inc. (1994 to 1995) and Deborah
                                                Wiley California (1989 to 1994).


                                                                              51


 FUND DIRECTORS AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  NAME, BIRTH DATE AND                                     BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                          DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (CONCLUDED)
----------------------------------------------------------------------------------------------------------------------------
  Keith C. Reilly                               Managing Director, International Strategy & Investment, Inc. (registered
     6/2/66                                     investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Assistant Vice President                   International Strategy & Investment, Inc. (registered investment advisor)
     since 1996.                                (1996 to 2000); Select Private Banking Officer, Assistant Manager, Chemical
                                                Bank (1995 to 1996); Financial Consultant, Dreyfus Corporation (1989 to
                                                1995).
----------------------------------------------------------------------------------------------------------------------------
  Stacey E. Hong 3                              Director, Forum Accounting Services, LLC (April 1992 to present). Formerly,
     5/10/66                                    Auditor, Ernst & Young LLP (August 1988 to April 1992). Officer of various
     Treasurer since 2002.                      registered investment companies for which Forum Financial Group, LLC or its affiliates serves as a fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------
  Thomas G. Sheehan                             Director of Business Development, Forum Financial Group, LLC (2001 to
     7/15/54                                    Present). Formerly Managing Director and Counsel, Forum Financial Group,
     Secretary since 2002.                      LLC from 1993 to 2001. Officer of various registered investment companies for which Forum Financial Group, LLC or its affiliates, serves as fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------
  Nathan V. Gemmiti 3                           Staff Attorney, Forum Financial Group, LLC (July 2001 to present).
     8/6/70                                     Formerly, Associate Attorney, Pierce Atwood (law firm) (August 1998 to July
     Assistant Secretary since 2002.            2001). Officer of various registered investment companies for which Forum
                                                Financial Group, LLC or its affiliates serves as a fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------
  Dawn Taylor 3                                 Tax Manager, Forum Financial Group, LLC (October 1997 to present).
     5/14/64                                    Formerly, Senior Tax Accountant, Purdy, Bingham & Burrell, LLC (January
     Assistant Treasurer                        1997 to October 1997). Senior Fund Accountant, Forum Financial Group,
     since 2002.                                LLC (September 1994 to October 1997). Officer of various registered investment companies for which Forum Financial Group, LLC or its affiliates serves as a fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------

* A Director who is an interested person as defined in the Investment Company
  Act.
1 The mailing address of each Director and Executive Officer with respect to
  Fund operations is 535 Madison Avenue, 30th Floor, New York, New York 10022. 2 Thomas D. Stevens is an officer only for the ISI Strategy Fund, Inc.
3 Elected by the Fund s Board of Directors on June 26, 2002.

Except for Mr. Stevens, each of the above named persons Fund Complex. The Funds Statements of Additional serves in the capacity noted above for each fund in the Information include additional information about the Funds directors and officers. To receive your free copy of the Statements of Additional Information, call toll-free: 1-800-955-7175.

 ISI FUNDS TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

---------------------------------------------------------------------------------------------------
                            Long-Term       Distributions    % of Ordinary Income Distributions
                           Capital Gain    from Tax Exempt     that Qualify for the Corporate
                           Distributions       Income           Dividends-Received Deduction
---------------------------------------------------------------------------------------------------
Total Return               $     854,348   $            -                                 -
Managed Municipal                726,542        3,802,535                                 -
North American                   632,453                -                                 -
Strategy                               -                -                             90.90%
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI
   INTERNATIONAL STRATEGY & INVESTMENT
--------------------------------------------------------------------------------









--------------------------------------------------------------------------------
                                        INVESTMENT ADVISOR
--------------------------------------------------------------------------------
                                                ISI, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175

--------------------------------------------------------------------------------
                                        SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
                                                FORUM SHAREHOLDER SERVICES, LLC
                                                TWO PORTLAND SQUARE
                                                PORTLAND, ME 04101
                                                (800) 822-8585

--------------------------------------------------------------------------------
                                        DISTRIBUTOR
--------------------------------------------------------------------------------
                                                ISI GROUP, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175
--------------------------------------------------------------------------------